ISI
INTERNATIONAL STRATEGY & INVESTMENT

                                       ISI
                                    STRATEGY
                                   FUND SHARES
                      (A CLASS OF ISI STRATEGY FUND, INC.)

                                 [LOGO OMITTED]
                                    STRATEGY

                               SEMI-ANNUAL REPORT
                                NOVEMBER 30, 2000

INVESTMENT ADVISOR'S REPORT

     Recently, the stock market's return has been negative. For the first half of the fiscal year, May 2000 - November 2000, the Wilshire Index was down 7.79% and over the last year it was down 5.74%. Strategy Fund's structure which invests in stocks, bonds and cash has helped cushion its performance in the difficult equity environment. As a result, the Fund's total return during the half year was down 2.44%, while the Fund was down 0.05% for the past year. Since inception on September 16, 1997, the cumulative total return is 28.78%. These figures assume the reinvestment of dividends and exclude the impact of any sales charges.


[GRAPH OMITTED]
PLOT POINTS FOLLOW:

Wilshire 5000*
12/1/99-11/24/00

12/1/99    12923.5
12/3/99    13281.1
12/10/99   13254.9
12/17/99   13251
12/24/99   13652.8
12/31/99   13812.7
1/7/00     13497
1/14/00    13795.3
1/21/00    13793.4
1/28/00    13017.7
2/4/00     13603.8
2/11/00    13385.6
2/18/00    13124.3
2/25/00    13142.7
3/3/00     13999.5
3/10/00    13952
3/17/00    14273.5
3/24/00    14751.6
3/31/00    14296.2
4/7/00     14341.1
4/14/00    12475.1
4/21/00    13249.4
4/28/00    13541.7
5/5/00     13385.8
5/12/00    13151.1
5/19/00    12980.7
5/26/00    12617
6/2/00     13734.4
6/9/00     13644.9
6/16/00    13634.6
6/23/00    13477.7
6/30/00    13618.5
7/7/00     13849.2
7/14/00    14218.6
7/21/00    13893.3
7/28/00    13196.6
8/4/00     13619.7
8/11/00    13704.1
8/18/00    13907.4
8/25/00    14091.3
9/1/00     14329.9
9/8/00     14050.2
9/15/00    13813.7
9/22/00    13678.3
9/29/00    13613.5
10/6/00    13142.3
10/13/00   12803.5
10/20/00   13057.4
10/27/00   12860.6
11/3/00    13383
11/10/00   12688.9
11/17/00   12659.9
11/24/00   12353.6

*Source: Bloomberg

[GRAPH OMITTED]
PLOT POINTS FOLLOW

30 Year US Treasury Yield*
12/1/99-11/24/00

12/1/99    97.734
12/3/99    98.281
12/10/99   99.438
12/17/99   96.688
12/24/99   95.266
12/31/99   95.375
1/7/00     94.516
1/14/00    92.672
1/21/00    92.703
1/28/00    95.703
2/4/00     98.047
2/11/00    96.578
2/18/00    98.078
2/25/00    98.547
3/3/00     98.313
3/10/00    97.703
3/17/00    100.031
3/24/00    100.203
3/31/00    102.188
4/7/00     104.094
4/14/00    102.703
4/21/00    102.219
4/28/00    100.313
5/5/00     97.266
5/12/00    97
5/19/00    97.078
5/26/00    99.094
6/2/00     100.547
6/9/00     101.203
6/16/00    101.516
6/23/00    99.156
6/30/00    101.047
7/7/00     101.359
7/14/00    101.406
7/21/00    102.766
7/28/00    102.938
8/4/00     104.203
8/11/00    104.047
8/18/00    104.406
8/25/00    104.703
9/1/00     104.922
9/8/00     104.328
9/15/00    101.672
9/22/00    101.672
9/29/00    102.109
10/6/00    102.766
10/13/00   103.297
10/20/00   104.359
10/27/00   104.203
11/3/00    102.688
11/10/00   102.641
11/17/00   103.938
11/24/00   105.516

*Source: Bloomberg

BOND PORTFOLIO COMPOSITION
     The composition of the bond portfolio has become an important performance element. Strategy Fund's bonds are all Treasuries. The bond market over the last year has significantly differentiated Treasury bonds from lower quality issues. For example, the Lehman Treasury Index was up 10.65% over the last year while the Lehman Corporate Index was up 6.91% and the Lehman High Yield Index was down 6.60%. The pattern was the same over the most recent six months with Treasuries outperforming High Yield bonds. (Treasuries up 7.50%; High Yield down 4.60%). The cause of the per

INVESTMENT ADVISOR'S REPORT (CONCLUDED)

formance differential is the slowing of economic growth from 7.00% late last year to 2.00% late this year. Although growth seems likely to stay positive next year, the recent major buildup in corporate debt means many companies are facing slowing revenue growth with a balance sheet weighted down by debt. ISI expects Treasuries to outperform lower grade bonds again next year. For more on ISI's economic analysis, please see our write-up that follows this letter. Also, please see the chart below for a sense of the extent of the debt buildup.

[GRAPH OMITTED]
PLOT POINTS FOLLOW:

US Nonfinancial Corp Debt as a % of GDP
(3/31/60-9/30/00 -- 2000:Q2 46.40%

3/31/60    26.2
6/30/60    26.7
9/30/60    26.7
12/31/60   27.7
3/31/61    27.4
6/30/61    27.3
9/30/61    26.9
12/31/61   27.1
3/31/62    26.6
6/30/62    26.9
9/30/62    26.8
12/31/62   27.4
3/31/63    27.2
6/30/63    27.3
9/30/63    26.9
12/31/63   27.4
3/31/64    26.9
6/30/64    27.2
9/30/64    27
12/31/64   27.7
3/31/65    27.5
6/30/65    27.8
9/30/65    27.6
12/31/65   27.7
3/31/66    27.5
6/30/66    28.4
9/30/66    28.4
12/31/66   28.7
3/31/67    29
6/30/67    29.7
9/30/67    29.6
12/31/67   30.3
3/31/68    29.6
6/30/68    29.7
9/30/68    29.8
12/31/68   30.4
3/31/69    30.3
6/30/69    31
9/30/69    30.9
12/31/69   31.6
3/31/70    33
6/30/70    33.7
9/30/70    33.6
12/31/70   34.3
3/31/71    33.4
6/30/71    33.6
9/30/71    33.5
12/31/71   33.7
3/31/72    33.3
6/30/72    33.2
9/30/72    33
12/31/72   33.1
3/31/73    32.9
6/30/73    33.3
9/30/73    34
12/31/73   34.3
3/31/74    34.8
6/30/74    35.2
9/30/74    35.2
12/31/74   35.3
3/31/75    35.2
6/30/75    34.8
9/30/75    33.7
12/31/75   33.2
3/31/76    32.3
6/30/76    32.4
9/30/76    32.2
12/31/76   32.3
3/31/77    32.2
6/30/77    32
9/30/77    31.7
12/31/77   32.3
3/31/78    32.6
6/30/78    31.9
9/30/78    31.5
12/31/78   31.3
3/31/79    31.6
6/30/79    31.8
9/30/79    31.6
12/31/79   31.6
3/31/80    31.6
6/30/80    31.7
9/30/80    31.5
12/31/80   31.1
3/31/81    30.2
6/30/81    31.1
9/30/81    31.3
12/31/81   31.9
3/31/82    33
6/30/82    33.3
9/30/82    33.6
12/31/82   33.5
3/31/83    33.8
6/30/83    33.3
9/30/83    33.1
12/31/83   33.2
3/31/84    33.3
6/30/84    33.9
9/30/84    34.3
12/31/84   35.5
3/31/85    35.5
6/30/85    35.9
9/30/85    35.9
12/31/85   37.2
3/31/86    37.7
6/30/86    38.6
9/30/86    39
12/31/86   40.3
3/31/87    40.5
6/30/87    40.7
9/30/87    40.7
12/31/87   40.9
3/31/88    41.6
6/30/88    41.9
9/30/88    41.8
12/31/88   42.1
3/31/89    42.3
6/30/89    42.8
9/30/89    42.7
12/31/89   42.9
3/31/90    42.7
6/30/90    42.7
9/30/90    42.8
12/31/90   43
3/31/91    42.6
6/30/91    42.3
9/30/91    41.4
12/31/91   40.5
3/31/92    40.1
6/30/92    39.7
9/30/92    39.2
12/31/92   38.7
3/31/93    38.5
6/30/93    38.4
9/30/93    38.1
12/31/93   37.6
3/31/94    37.8
6/30/94    37.6
9/30/94    37.5
12/31/94   37.2
3/31/95    37.9
6/30/95    38.7
9/30/95    38.6
12/31/95   38.7
3/31/96    38.8
6/30/96    39.1
9/30/96    39.1
12/31/96   38.8
3/31/97    38.8
6/30/97    38.9
9/30/97    39
12/31/97   39.6
3/31/98    40.4
6/30/98    41.4
9/30/98    41.8
12/31/98   42.1
3/31/99    43.5
6/30/99    44.2
9/30/99    44.9
12/31/99   44.9
3/31/00    45.6
6/30/00    46.2
9/30/00    46.3

*Source: Data Resources Incorporated

     We appreciate the vote of confidence you have given the newest member of the ISI Family of Funds.

Sincerely,

/S/ SIGNATURE R. ALAN MEDAUGH

R. Alan Medaugh
President
December 15, 2000

OUTLOOK FOR THE ECONOMY, MONEY AND MARKETS
(AS OF NOVEMBER 30, 2000)

OVERVIEW
     The world economy is continuing to slow, and is likely to slow well into next year. The world Leading Economic Indicator came out last week for October up just 1.20% year-over-year, quite a slowdown from its peak of almost 6.00% just a few months ago. Because interest rates take 12 months to fully impact activity, global growth is likely to continue to slow. Twelve months ago, Fed funds were 5.50% versus 6.50% today, and European Central Bank rates were 3.00% versus 4.75% today. In any event, evidence of slower growth is now cropping up most everywhere. For example, Canada's Business Conditions Index has declined from 55.00% to 47.90%, and Singapore's Purchasing Managers Index has declined from 64.90% to 55.30%.

ECONOMY
     US holiday sales are off to a weak start with personal computer sales down 12% to 15% year to year, specialty store sales down 7% year to year, Wal-Mart, Hasbro, and Circuit City reporting disappointing results (not to mention Gateway), and auto sales declining. The backdrop for holiday sales is awful with stocks down, heating costs projected to be up 50%, banks tightening, auto production being cut, and Bush/Cheney claiming the economy is "on the edge of a recession." No wonder consumer sentiment plunged 10 basis points in early December. The Gift Wrap Indicator suggests "the weakest year-over-year gain in five years" for nondurable retail sales. If by the middle of January, our company surveys still haven't turned up, a sixth first quarter acceleration will be pretty unlikely. Our company surveys hit a new low last week (as did lumber prices). We don't have a feel for bonus pay in the first quarter, but it certainly could be less than last year. However, tax refunds are likely to again show strong first quarter growth and mortgage rates are again down. Our expectation is for some increase in the first quarter growth rate, 3.00% versus 2.00% for fourth quarter.

BONDS
     Inflation appears to have peaked and deflation worries are likely to build in the weeks ahead. Last week, GM announced production cuts and Chrysler demanded its suppliers cut prices by 5% before January, and another 10% over two years. The plunge in personal computer sales has lifted worries that prices will be slashed. Holiday sales are shaping up to be the most promotional ever! Ending an 18-month wave of central bank tightenings (153 are tallied), last week the Philippines' central bank cut interest rates, probably marking the beginning of a global wave of synchronized central bank easings. In addition, last week, the central banks of Australia, Korea, and Japan hinted at rate cuts, as did Alan Greenspan in the United States.

OUTLOOK FOR THE ECONOMY, MONEY AND MARKETS
(AS OF NOVEMBER 30, 2000) (CONCLUDED)

STOCKS
     Recession fears have been increasing. When do they become overblown? Probably when more (most?) observers expect a recession, which we are quite a ways from currently. If more expected a recession, bond funds' sales would be positive (they're still negative), and equity fund sales would be negative. Needless to say, Fed policy also offers a good gauge of recession fears: so far, Greenspan has only suggested the tightening bias will come off. ISI has developed a matrix that shows S&P earnings up 5.00% to 10.00% if growth is 2.00% (Rough Landing). Please see the table in the next column for the full range of growth/earnings. Stock market risk is now perceived to be less. Last Tuesday, Mr. Greenspan conceded the Fed is ready to ease if either the economy or the market slips too much. NASDAQ rallied a record 10% on the day and sustained its advance for the week. Our sense is that most of the technology correction is complete and that new leadership is emerging. This year, major groups such as Utilities, Health Care, Financials and Transportation have performed well in a poor overall market.

   YEAR-OVER-YEAR % CHANGES

  Growth                                   S&P 500
  Description            Real GDP       Operating EPS
--------------------------------------------------------------------------------
  No Slowdown              4.00%       15.00% - 20.00%
--------------------------------------------------------------------------------
  Soft Landing             3.00%       10.00% - 15.00%
--------------------------------------------------------------------------------
  Rough Landing            2.00%       5.00% - 10.00%
--------------------------------------------------------------------------------
  Hard Landing             1.00%            0.00%
--------------------------------------------------------------------------------
  Recession                0.00%          (15.00)%
--------------------------------------------------------------------------------

SEC CALCULATIONS

     The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. The Securities and Exchange Commission (SEC) requires that we report the Fund's total return, according to a standardized formula, for various time periods through the end of the most recent calendar quarter. The SEC total return figures may differ from total return figures in the shareholder letter because the SEC figures include the impact of the 4.45% maximum sales charge while the total return figures in the shareholder letter do not. Any performance figures shown are for the full period indicated.

     These  total  returns   correspond  to  those   experienced  by  individual
shareholders only if their shares were purchased on the first day of each time period and the maximum sales charge was paid.

--------------------------------------------------------------------------------
              AVERAGE ANNUAL TOTAL RETURN*
                                    % Return with
  Periods ended 11/30/00:            Sales Charge
--------------------------------------------------------------------------------
  One Year                              (4.49)%
--------------------------------------------------------------------------------
  Since Inception (9/16/97)              6.68%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
* PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividend and capital gain distributions and include the Fund's 4.45% maximum sales charge.

 ISI STRATEGY FUND, INC.

SCHEDULE OF INVESTMENTS                                        NOVEMBER 30, 2000
(UNAUDITED)

                                                 MARKET
                                    SHARES        VALUE
---------------------------------------------------------
COMMON STOCK -- 61.60%
1-800 Contacts 1                      100     $   2,700
21st Century Industries               200         3,125
3Com Corp.1                           500         6,125
99 Cents Only Stores 1                100         2,325
A B Watley Group, Inc.1               100         1,200
A.G. Edwards & Sons, Inc.1            100         4,481
AAR Corp.1                            300         3,112
Abbott Laboratories 1               2,200       121,137
Abercrombie & Fitch Co. --
  Class A 1                           204         4,258
Abgenix, Inc.1                        100         4,881
Accelerated Networks, Inc.1           100           550
Ackerley Group, Inc.1                 200         1,712
Aclara Biosciences, Inc.1             100         1,169
ACNielsen Corp.1                      100         2,269
Actel Corp.1                          100         2,269
Active Power, Inc.1                   100         1,369
Acxiom Corp.1                         100         3,600
Adaptec, Inc.1                        200         2,187
ADC Telecommunications, Inc.1         986        19,905
Adelphia Communications Corp. --
   Class A 1                          200         5,562
Adobe Systems, Inc.1                  400        25,350
Adtran, Inc.1                         100         3,494
Advance Paradigm, Inc.1               200         6,625
Advanced Fibre Communications 1       100         2,587
Advanced Micro Devices, Inc.1         400         6,100
Advent Software, Inc.1                100         4,925
Aerosonic Corp. DE 1                  100         1,000
AES Corp.1                            600        31,125
Aether Systems, Inc.1                 100         5,662
Aetna, Inc.                           200        13,462
Affiliated Computer Services, Inc. --
   Class A 1                          100         5,625
Affiliated Managers Group, Inc.1      100         4,419
Affymetrix, Inc.1                     100         5,900
Aflac, Inc.                           400        28,150
Aftermarket Technology 1              300           975
Ag-Chem Equipment Co., Inc.1          100         2,306
AGCO Corp.                            300         2,925
Agency.com Ltd.1                      100           584
Agile Software 1                      100         4,614
Agilent Technologies 1                595        31,052
Agribrands International 1            100         4,375
Air Products & Chemicals, Inc.1       300        10,331
Airlease, Ltd.1                       200         2,425
AK Steel Holding Corp.                100           912
Alamosa PCS Holdings Inc.1            320         3,235

                                                 MARKET
                                    SHARES        VALUE
---------------------------------------------------------
Alaska Comm Systems 1                 200     $   1,325
Albany International Corp. --
   Class A 1                          208         2,041
Albertson's, Inc.                     615        15,721
Alcoa                               1,232        34,727
Alkermes, Inc.1                       100         2,988
Allegheny Energy, Inc.1               200         8,350
Allegheny Technologies                150         2,981
Allegiance Telecom, Inc.1             150         2,102
Allen Telecom, Inc.1                  300         4,950
Allergan, Inc.                        200        18,562
Alliance Capital Management
   Holding LP                         200         9,100
Alliance Pharmaceuticals Corp.1       100           856
Alliant Energy Corp.                  100         3,187
Allied Capital Corp.1                 200         4,087
Allied Products Corp.1                200           112
Allied Waste Industries, Inc.1        300         3,694
Allmerica Financial Corp.             100         6,206
Allstate Corp.                      1,000        38,250
ALLTEL Corp.1                         467        28,604
Alpha Industries, Inc.1               100         3,056
Alphanet Solutions, Inc.1             100           237
Alpharma, Inc.1                       100         3,413
Altera Corp.1                         600        14,362
Alterra Healthcare Corp.1             400           825
Alyn Corp.1                           100            16
ALZA Corp.1                           280        12,425
Amazon.com, Inc.1                     500        12,344
AMB Property Corp.1                   200         4,762
AMBAC, Inc.                           100         7,637
AMC Entertainment, Inc.1              300           637
Amcol International Corp.             150           956
Amcore Financial, Inc.                200         4,000
Amerada Hess Corp.1                   100         6,125
Amerco 1                              100         1,862
Ameren Corp.1                         200         8,875
America Online, Inc.1               3,260       132,389
American-- Classic Voyages Co.1       100         1,312
American Axle & Manufacturing
  Holdings 1                          200         1,950
American BanCorp. Ohio 1              100           994
American Biltrite, Inc.1              100         1,462
American Dental Partners 1            200         1,637
American Electric Power Co., Inc.     440        20,240
American Express Co.1               1,900       104,381
American Financial Group, Inc.1       100         1,906
American General Corp.                400        29,975
American Home Products Corp.        1,800       108,225
American International Group, Inc.1 3,235       313,593
American Management Systems, Inc.1    100         1,850

ISI STRATEGY FUND, INC.

SCHEDULE OF INVESTMENTS (CONTINUED)                            NOVEMBER 30, 2000
(UNAUDITED)

                                                 MARKET
                                    SHARES        VALUE
---------------------------------------------------------
COMMON STOCK (CONTINUED)
American National Insurance Co.       100     $   6,975
American Power Conversion Corp.1      300         3,525
American Retirement Corp.1            100           385
American Standard Co., Inc.1          100         4,181
American Tower Corp.1                 200         6,025
American Water Works Co., Inc.1       100         2,487
AmeriCredit Corp.1                    100         2,081
Amerisource Health Corp. --
   Class A 1                          200         9,850
AmeriTrade Holding Corp.1             200         1,650
Amgen, Inc.1                        1,500        95,437
Amkor Technology, Inc.1               200         3,187
Amli Residential Properties           200         4,025
Amphenol Corp. -- Class A 1           100         5,337
AMR Corp.1                            200         6,687
Amsouth Bancorp 1                     549         8,166
Anadarko Petroleum Corp.1             382        22,729
Anadigics, Inc.1                      100         1,588
Analog Devices, Inc.1                 500        24,812
Anc Rental Corp.1                      75           398
Andrew Corp.1                         100         1,819
Andrx Group 1                         100         7,136
Anheuser Busch                      1,300        61,669
Answerthink Consulting Group 1        300         1,669
Antec Corp.1                          100           819
AON Corp.                             350        10,872
Apache Corp.                          200        10,450
Apartment Investment & Management Co.  52         2,392
Aplan Inc.1                           300         2,212
Apogee Enterprises, Inc.              400         1,912
Apollo Group, Inc. -- Class A 1       100         3,500
Apple Computer, Inc.1                 500         8,250
Applebee's International, Inc.1       100         3,300
Applera Biosystems Group              300        24,787
Applera Corp-Celera Genomics 1        100         4,162
Applica1                              300         1,312
Applied Materials, Inc.1            1,100        44,481
Applied Micro Circuits Corp.1         400        19,375
APW Ltd.1                             100         3,862
Arabian Shield Development Co.1       100            56
Arch Coal, Inc.1                      224         2,282
Archer-Daniels-Midland Co.            709         9,040
Archstone Communities Trust 1         200         4,837
Area Bankshares Corp.1                200         4,200
Aremissoft Corporation 1              100         3,725
Argonaut Group, Inc.                  200         3,575
Argosy Gaming Corp.1                  100           594
ARI Network Services, Inc.1           300           591

                                                 MARKET
                                    SHARES        VALUE
---------------------------------------------------------
Ariba, Inc.1                          400     $  24,900
Arnold Industries, Inc.               100         1,881
Arrow Electronics, Inc.1              200         4,787
Arrow Financial Corp.                 150         2,494
Arrow International, Inc.             100         3,719
Art Technology Group 1                100         2,869
Artesyn Technologies, Inc.1           100         3,437
Ashford.com Inc.1                     100           150
Ashland                               100         3,137
Ask Jeeves, Inc.1                     100           894
Aspect Communications, Inc.1          100         1,319
Aspen Technology, Inc.1               100         2,406
Associated Bancorporation             110         2,729
Associated Estates Realty Corp.1      200         1,625
Associates First Capital Corp.      1,024        36,160
Astoria Financial Corp.               100         4,475
Asyst Technologies, Inc.1             100         1,081
At Home Corp. Series A 1              416         2,587
AT&T Corp.1                         5,303       104,071
AT&T Latin America Corp.1             100           406
Atlas Air, Inc.1                      100         3,475
Atmel Corp.1                          600         5,794
Atrion Corp.1                         200         2,375
Audio Visual Services Inc.1           400           138
Autodesk, Inc.1                       100         2,581
Automatic Data Processing, Inc.1      900        59,400
Autonation 1                          600         3,862
Autozone, Inc.1                       200         5,162
Avalonbay Communities, Inc.1          100         4,681
Avaya, Inc.1                          783         9,151
Avery Dennison 1                      200        11,000
Avid Technology, Inc.1                300         5,419
Avis Rent A Car, Inc.1                100         3,219
Avista Corp.                          300         6,131
Aviva Petroleum, Inc.1                500           100
Avnet, Inc.1                          200         3,525
Avocent Corp.1                        109         5,014
Avon Products, Inc.                   300        12,487
AVT Corp.1                            200         1,019
AVX Corp.                             200         3,750
AXA Financial, Inc.                   600        33,787
Aztec Technology Partners 1            20             7
Baker Hughes, Inc.                    470        15,539
Baldor Electric Co.1                  200         4,300
Bank of America                     2,323        92,775
Bank of New York Co., Inc.1         1,000        55,188
Bank of South Carolina 1              100         1,275
Bank One Corp.1                     1,636        58,589

ISI STRATEGY FUND, INC.

SCHEDULE OF INVESTMENTS (CONTINUED)                            NOVEMBER 30, 2000
(UNAUDITED)

                                                 MARKET
                                    SHARES        VALUE
---------------------------------------------------------
COMMON STOCK (CONTINUED)
Banknorth Group Inc.                  200     $   3,837
Bank UTDCorp.1                        100         5,806
Bard, C.R., Inc.1                     100         4,925
Barrett Resources Corp.1              100         3,862
Bassett Furniture Industries, Inc.    200         2,300
Bausch & Lomb, Inc.                   100         4,381
Baxter International, Inc.1           420        36,356
BB&T Corp.1                           595        19,858
BCE, Inc.1                            128         3,504
Be Free Inc.1                         100           237
BEA Systems, Inc.1                    300        17,569
Bear Stearns Co., Inc.1               120         5,512
Beckman Coulter                       100         7,662
Becton, Dickinson & Co.1              300        10,200
Bed, Bath & Beyond, Inc.1             400         8,325
Bell Industries, Inc.1                100           250
BellSouth Corp.1                    2,700       112,894
Belo, (A.H.) Corp. -- Class A 1       100         1,700
Bergen Brunswig Corp.                 400         6,025
Berkshire Hathaway, Inc. --
   Class A 1                            2       131,800
Berkshire Hathaway, Inc. --
   Class B 1                            1         2,174
Best Buy Co., Inc.1                   300         7,725
Bethlehem Steel Corp.1                100           225
Beverly Enterprises, Inc.1            100           550
Beyond.com 1                          300            75
Bindley Western Industries, Inc.      100         3,150
Biogen, Inc.1                         200        10,950
Biomarin Pharmaceutical 1             300         2,925
Biomet, Inc.                          250         9,250
Biotechnology General Corp.1          100           675
Bisys Group, Inc.1                    200         8,600
BJ Services Co.1                      100         5,325
BJ's Wholesale Club, Inc.1            100         3,356
Black & Decker Corp.1                 100         3,619
Blonder Tongue Laboratories, Inc.1    100           387
Blount International, Inc.1             3            25
Blyth Industries, Inc.                100         2,669
BMC Software, Inc.1                   300         5,194
Bob Evans Farms, Inc.                 200         4,087
Boeing Co.1                         1,300        89,781
Borg-Warner Automotive, Inc.          100         3,662
Boston Biomedical1                    100           231
Boston Properties, Inc.1              100         4,244
Boston Scientific Corp.1              500         6,437
Bowater, Inc.1                        100         5,331
Brady (W. H.) Co. -- Class A 1        100         2,869
Breakway Solutions, Inc.1             100           237

                                                 MARKET
                                    SHARES        VALUE
---------------------------------------------------------
Brightpoint, Inc.1                    300     $   1,631
Brinker International, Inc.1          100         4,087
Bristol-Myers Squibb Co.1           2,800       194,075
Broadbase Software 1                  100           547
Broadcom Corp. -- Class A 1           300        29,250
BroadVision, Inc.1                    400         9,050
Broadwing 1                           309         6,643
Brocade Communications 1              200        33,587
Brooks Automation, Inc.1              100         2,264
Brookstone, Inc.1                     100         1,275
Brown Shoe Company, Inc.1             200         2,137
Brown-Forman Corp. -- Class B 1       100         6,475
Brunswick Corp.                       200         3,437
Buckeye Technology, Inc.1             100         1,262
Burlington Industries, Inc.1          300           394
Burlington Northern Corp.1            600        15,187
Burlington Resources, Inc.1           300        12,244
Burnham Pacific Properties, Inc.1     100           475
Butler Manufacturing Co.1             100         2,437
BWAY Corp.1                           100           437
C P & L Energy, Inc.1                 200         8,637
C-Cube Microsystems Inc.1             200         3,025
Cabletron Systems, Inc.1              300         4,725
Cablevision Systems Corp. --
  Class B 1                           200        15,250
Cabot Corp.                           100         2,444
Cabot Microelectronics Corp.1          28         1,029
Cacheflow, Inc.1                      100         4,062
Cadence Design Systems, Inc.1         400         9,375
Callon Petroleum Co.1                 200         2,812
Calpine Corp.1                        400        14,200
Cambridge Technology Partners 1       400           937
Campbell Soup 1                       600        20,025
Capital One Financial Corp.           300        16,744
Capstone Turbine Corp.1               100         1,850
Caraustar Industries, Inc.1           200         1,762
Cardinal Health, Inc.1                424        42,373
Carematrix Corporation 1               11             7
Carnival Corp. -- Class A 1           800        18,150
Carpenter Technology Corp.            100         3,319
Carramerica Realty Corp.              100         2,956
Carrier Access Corp.1                 100           706
Carter-Wallace, Inc.                  100         3,006
Cascade Corp.                         100         1,606
Cascade Financial Corp.1              225         1,687
Casella Waste Systems, Inc.1          300         1,144
Casey's General Stores, Inc.1         300         3,525
Catalina Marketing Corp.1             100         3,969
Catellus Development Corp.1           200         3,675

ISI STRATEGY FUND, INC.

SCHEDULE OF INVESTMENTS (CONTINUED)                            NOVEMBER 30, 2000
(UNAUDITED)

                                                 MARKET
                                    SHARES        VALUE
---------------------------------------------------------
COMMON STOCK (CONTINUED)
Caterpillar, Inc.1                    500    $   19,656
CDI Corp.1                            100         1,500
CDW Computer Centers 1                100         4,581
Celgene Corp.1                        100         5,706
CellStar Corp.1                       300           497
Cendant Corp.1                      1,040         9,555
Centex Corp.1                         100         3,537
Centura Banks, Inc.                   100         4,212
Centurytel, Inc.                      225         7,917
Cephalon, Inc.1                        47         2,174
Ceridian Corp.1                       300         6,881
CH Robinson Worldwide 1               100         5,662
Champion Enterprises, Inc.1           100           312
Charles River Laboratories
   International, Inc.1               100         2,137
Charles Schwab Corp.                1,950        53,991
Charter Communications 1              200         3,950
Charter One Financial                 341         8,184
Chase Brass Industries, Inc.1         100           762
Chase Manhattan Corp.1              1,850        68,219
Cheap Tickets, Inc.1                  300         2,147
Checkfree Corp.1                      100         5,225
Checkpoint System, Inc.1              200         1,650
Chevron Corp.                         900        73,687
Children's Comprehensive
   Services, Inc.1                    400         1,350
Children's Place Retail Stores, Inc.1 100         2,650
Chiquita Brands International, Inc.1  100           169
Chiron Corp.1                         300        12,262
Choice Hotels Corp., Inc.1            200         2,337
Choice One Communications,Inc.1       260         2,096
Choicepoint, Inc.1                    100         5,262
Chris-Craft Industries, Inc.1           3           201
Chubb Corp.1                          200        16,300
Ciber, Inc.1                          300         1,687
CIENA Corp.1                          400        30,375
Cigna Corp.1                          200        26,350
Cincinnati Financial Corp.1           200         7,312
Cinergy                               300         9,581
Cintas Corp.1                         200        10,187
Circle.com 1                          375           316
Circuit City Stores, Inc.1            300         3,806
Cirrus Logic 1                        200         4,725
Cisco Systems, Inc.1               10,010       479,229
CIT Group, Inc. -- Class A            300         5,044
Citadel Communications Corp.1         100         1,025
Citigroup, Inc.                     6,344       316,010
Citizen Communication 1               500         6,969

                                                 MARKET
                                    SHARES        VALUE
---------------------------------------------------------
Citizens First Financial Corp.        100     $   1,494
Citrix Systems, Inc.1                 300         7,144
City National Corp.                   100         3,306
CKE Restaurants, Inc.1                110           268
Clarcor, Inc.1                        300         5,362
Clayton Homes, Inc.1                  225         2,264
Clear Channel Communications, Inc.1   889        44,894
Clorox Company                        368        16,445
CMG Information Services 1            426         4,287
CMS Energy Corp.                      200         5,562
CNA Financial Corp.1                  300        11,156
CNA Surety Corp.1                     200         2,350
Cnet Networks 1                       167         3,570
Coastal Corp.                         300        21,975
Coca-Cola Co.                       3,500       219,187
Coca-Cola Enterprises, Inc.           600        13,162
Cognex Corp.1                         100         1,756
Coherent, Inc.1                       100         2,900
Colgate-Palmolive Co.                 800        47,000
Colonial Bancgroup                    200         1,862
Comarco, Inc.1                        150         2,737
Comcast Corp. -- Class A Special 1  1,240        47,662
Comdisco, Inc.                        200         2,437
Comerica, Inc.1                       250        13,016
Comfort Systems USA, Inc.1            200           625
Commerce Bancshares, Inc.             116         4,360
Commerce Group, Inc.                  100         2,487
Commerce One1                         200         5,762
Commercial Federal Corp.1             200         3,350
Commercial Metals Co.1                100         2,450
Commonwealth Telephone
   Enterprises, Inc.1                 100         3,581
Commscope, Inc.1                      100         1,694
Communications Systems, Inc.1         200         1,850
Community Banks, Inc.1                159         3,091
Compaq Computer Corp.1              2,389        51,363
Compass Bancshares, Inc.1             150         2,962
CompuCredit Corp.1                    100         1,650
Computer Associates
   International, Inc.1               806        21,057
Computer Sciences Corp.1              200        13,637
Compuware Corp.1                      500         3,437
Comverse Technology 1                 200        17,237
Conagra, Inc.1                        809        20,579
Concepts Direct, Inc.1                100           287
Concero Inc.1                         200           525
Concord Communications, Inc.1         100           637
Concord EFS, Inc.1                    275        11,997
Concurrent Computer Corp.1            200         1,981

ISI STRATEGY FUND, INC.

SCHEDULE OF INVESTMENTS (CONTINUED)                            NOVEMBER 30, 2000
(UNAUDITED)

                                                 MARKET
                                    SHARES        VALUE
---------------------------------------------------------
COMMON STOCK (CONTINUED)
Conexant Systems 1                    300     $   6,094
Conoco Inc. -- Class B                900        22,556
Conseco, Inc.                         583         4,190
CONSOL Energy Inc.                    300         5,719
Consolidated Edison                   300        11,175
Consolidated Graphics, Inc.1          200         2,062
Consolidated Stores Corp.1            182         1,558
Constellation Brands Inc.1            100         4,900
Constellation Energy Group 1          200         8,137
Continental Airlines, Inc. --
   Class B 1                          100         4,575
Convergys Corp.1                      200         8,412
Cooper Cameron Corp.1                 100         5,425
Cooper Industries, Inc.               200         8,162
Coors (Adolph) Co. -- Class B         100         7,500
Copart, Inc.1                         200         3,400
Copper Mountain Networks, Inc.1       100           612
COR Therapeutics, Inc.1               100         3,544
Corn Products International, Inc.1    100         2,425
Corning, Inc.1                      1,249        73,066
Corrpro Companies, Inc.1              100           356
Corvis Corporation 1                  500        14,406
Costco Wholesale Corp.1               600        19,575
Costilla Energy, Inc.1                400             4
Countrywide Credit Industries, Inc.1  200         7,425
Covad Communications 1                250           492
Covance, Inc.1                        400         4,225
Covenant Transport, Inc. --
   Class A 1                          100           844
Cox Communications1                   846        33,681
Cox Radio, Inc. -- Class A 1          100         2,275
CPB, Inc.1                            200         5,025
CPI Corp.                             100         2,231
Craig Corp.1                          100           300
Credence Systems Corp.1               100         1,913
Credit Acceptance Corp.1              200         1,075
Cree Research, Inc.1                  100         5,612
Crescent Real Estate Equities Co.     200         4,450
Critical Path, Inc.1                  100         2,112
Crompton Corp.                        192         1,680
Cross (A.T.) Co. -- Class A 1         100           537
Crossroads System1                    100           487
Crown Castle International Corp.1     300         7,144
Crown Cork & Seal Co., Inc.1          200           812
CSG Systems International, Inc.1      100         4,544
CSK Auto Corp.1                       100           294
CSS Industries, Inc.1                 100         1,906
CSX Corp.                             300         7,781
CTC Communications Group, Inc.1       100           519

                                                 MARKET
                                    SHARES        VALUE
---------------------------------------------------------
CTS Corp.1                            100     $   3,606
Cullen/Frost Bankers, Inc.1           100         3,225
Culp, Inc.1                           100           269
Cumulus Media, Inc. -- Class A 1      100           431
Curagen Corp.1                        100         3,394
Curis Inc.1                            30           308
CV Therapeutics 1                     100         7,006
CVS Corp.1                            562        31,964
Cybear Group 1                         14             5
Cyberian Outpost 1                    100           131
Cymer, Inc.1                          100         2,000
Cypress Semiconductor Corp.1          200         4,225
Cytec Industries, Inc.1               100         3,456
Cytogen Corp.1                        200           587
Cytyc Corp.1                          100         5,425
D & K Healthcare Resources 1          100         1,275
D.R. Horton, Inc.                     327         6,070
DA Consulting Group 1                 100           125
Daily Journal Corp.1                  100         2,900
Daisytek International Corp.1         200         1,600
Dallas Semiconductor Corp.            100         2,956
Dana Corp.                            285         4,774
Danaher Corp.1                        229        14,928
Darden Restaurants, Inc.              200         5,275
Data Dimensions, Inc.1                200           112
Data Return Corp.1                    100           569
Davel Communications 1                200             8
Davita Inc.1                          200         2,112
Davox Corp.1                          400         3,250
Dawson Geophysical Co.1               100           837
Deere & Co.1                          300        12,206
Delhaize America, Inc.                334         5,636
Delia's Corp.1                        172           134
Dell Computer Corp.1                3,700        71,225
Delphi Automotive Systems 1           738        10,194
Delta & Pine Land Co.1                100         2,287
Delta Air Lines, Inc.                 200         9,500
Deluxe Corp.                          100         2,331
Dendrite International, Inc.1         100         1,694
Dentsply International 1              100         3,619
Devon Energy Corp.1                   232        11,426
Diamond Offshore Drilling, Inc.       200         6,037
Diebold, Inc.                         100         2,894
Digital Island Inc.1                  200           850
Digitas1                               60           334
Dillards, Inc. -- Class A 1           200         2,200
Dime Bancorp, Inc.                    200         4,975
DMC Stratex Networks, Inc.1           100         1,319

ISI STRATEGY FUND, INC.

SCHEDULE OF INVESTMENTS (CONTINUED)                            NOVEMBER 30, 2000
(UNAUDITED)

                                                 MARKET
                                    SHARES        VALUE
---------------------------------------------------------
COMMON STOCK (CONTINUED)
Dollar General Corp.                  438     $   6,269
Dollar Tree Stores, Inc.1             150         5,587
Dominion Resources, Inc.              374        22,440
Donaldson Co., Inc.                   200         4,975
Doubleclick 1                         200         2,837
Dover Corp.                           300        12,281
Dow Chemical Co.1                     900        27,506
Dow Jones & Co., Inc.                 100         5,656
DPL, Inc.                             200         6,125
DQE, Inc.1                            100         3,456
Dress Barn, Inc.1                     200         4,675
Dril-Quip, Inc.1                      100         2,294
Drugstore.com 1                       100           175
Dsl.net Inc.1                         100           106
DSP Group, Inc.1                      100         2,413
DST Systems 1                         200        14,287
DTE Energy Co.1                       200         7,587
Duke Power Co.1                       500        44,969
Duke Realty Investments, Inc.         200         4,550
Dun & Bradstreet 1                    100         2,319
Dupont, (E.I.) de Nemours & Co.     1,500        63,469
Dura Automotive Systems, Inc.1        234         1,404
Dynegy Inc.                           462        20,443
E Trade Group, Inc.1                  400         3,200
E-Loan 1                              100           125
E-Stamp Corp.1                        100            28
E. Spire Communications, Inc.1        100           103
Earthlink 1                           161         1,046
Earthshell Container Common 1         200           625
Eastman Chemical Co.1                 100         4,319
Eastman Kodak Co.                     400        16,800
Eaton Corp.                           100         7,012
Eaton Vance Corp.                     200         4,575
Ebay 1                                400        13,725
Echelon Corp.1                        100         2,262
Echostar Communications Corp.1        300         8,756
Ecolab, Inc.1                         200         8,687
Edison International, Inc.1           400         9,175
Edwards Lifescience 1                 280         4,497
Efficient Networks, Inc.1             100         1,825
Egghead.com, Inc.1                    100           106
El Paso Energy Corp.                  300        18,019
Elan Contingent Value Rights 1        100            72
Elan Corp. PLC ADR 1                  134         7,228
Elantec Semiconductor, Inc.1          100         3,769
Electro Scientific Industries, Inc.1  100         2,387
Electronic Arts 1                     200         7,137

                                                 MARKET
                                    SHARES        VALUE
---------------------------------------------------------
Electronic Data Systems Corp.         700    $   37,056
Electronics For Imaging 1             100         1,325
Eli Lilly & Co.1                    1,600       149,900
Eloyalty Corp.1                       200         1,225
EMC Corp.1                          3,100       230,562
Emerson Electric Co.                  600        43,725
Emisphere Technologies, Inc.1         100         2,675
Emmis Broadcasting Corp. --
   Class A 1                          100         2,356
Emulex Corp.1                         100        11,625
Enchira Biotechnology Corp.1          100           650
Energizer Holdings 1                  166         3,206
Energy East Corp.                     200         4,050
Engage Technology 1                   100           181
Engelhard Corp.1                      200         3,937
Enron Corp.                         1,000        64,750
Ensco International, Inc.1            200         4,862
Entercom Communications Corp.1        100         2,950
Entergy                               400        16,450
Enterprise Production                 100         2,662
Entrust Technologies, Inc.1           100         1,537
Enzon, Inc.1                          100         5,581
EOG Resources, Inc.1                  200         8,487
Equifax, Inc.                         200         6,650
Equitable Resources, Inc.             100         5,575
Equity Office Properties Trust 1      485        14,702
Equity Residential Properties
  Trust 1                             200        10,200
Erie Indemnity Company 1              100         2,500
Esco Technologies 1                   200         3,550
Eshare Technologies, Inc.1            200           425
ESS Technology, Inc.1                 300         2,794
Estee Lauder Co. -- Class A 1         100         4,331
eToys, Inc.1                          200           287
Evans & Sutherland Computer Corp.1    400         2,412
Evercell 1                            266         2,760
Evergreen Resources, Inc.1            100         2,737
Exar Corp.1                           200         5,025
Excel Technology, Inc.1               100         1,812
Excelsior-Henderson Motorcycle 1      100             9
Exelixis, Inc.1                       100         1,450
Exelon Corporation 1                  462        30,607
Exodus Communications, Inc.1          600        13,650
Expedia 1                             100         1,381
Expeditors International
  of Washington                       100         5,187
Express Scripts, Inc.1                100         7,487
Extended Stay America, Inc.1          100         1,244
Extended Systems Inc.1                100         1,950
Extreme Networks 1                    100         5,137
Exult 1                               100           937

ISI STRATEGY FUND, INC.

SCHEDULE OF INVESTMENTS (CONTINUED)                            NOVEMBER 30, 2000
(UNAUDITED)

                                                 MARKET
                                    SHARES        VALUE
---------------------------------------------------------
COMMON STOCK (CONTINUED)
Exxon Mobil Corp.                   4,952    $  435,776
F & M National Corp.1                 103         2,704
Fairchild Semicon Intl. -- Class A 1  100         1,450
Family Dollar Stores, Inc.1           300         5,831
Fannie Mae                          1,400       110,600
Fastenal Co.1                         100         6,162
Federal Home Loan Mortgage Corp.1   1,000        60,437
Federated Department Stores 1         300         9,150
Federated Investors, Inc. -- Class B  150         4,237
FedEx Corp.1                          400        19,168
Ferro Corp.1                          200         4,150
Fifth Third Bancorp 1                 706        37,859
FileNet Corp.1                        100         2,619
Finisar Corp.1                        200         4,662
Firepond Inc.1                        100           705
First American Financial Corp.1       200         4,350
First Data Corp.1                     600        30,712
First Financial Bancorp 1             132         2,054
First Financial Corp.-- Indiana 1     100         3,275
First Financial Corp./RI              100         1,144
First Health Group Corp.1             100         4,706
First Midwest Bancorp, Inc.1          150         3,591
First Niagara Financial               400         3,800
First Place Financial/Ohio            100         1,137
First Tennessee National Corp.1       200         5,050
First Union Corp.                   1,382        34,723
First United Corp.                    200         1,912
First Virginia Banks, Inc.1           100         4,331
First Washington Realty Trust         300         7,612
Firstar Corp.1                      1,411        27,338
Firstenergy Corp.                     400        11,800
Firstmerit Corp.                      200         4,800
Fiserv, Inc.1                         125         6,984
Flagstar Bancorp, Inc.                100         1,344
Fleet Boston Financial Corp.        1,292        48,450
Florida Progress Corp.                100         5,481
Flowers Industries, Inc.              200         3,250
Fluor Corp.                           100         3,650
Flushing Financial Corp.1             250         3,812
FMC Corp.1                            100         6,787
Focal Communications Corp.1           100           828
Fogdog,Inc.1                          100            91
Ford Motor Co.1                     2,622        59,650
Forest Laboratories, Inc.1            100        13,550
Fortune Brands, Inc.                  200         5,775
Fossil, Inc.1                         150         2,231
Foster Wheeler Corp.                  200           800

                                                 MARKET
                                    SHARES        VALUE
---------------------------------------------------------
Foundry Networks 1                    200     $   7,375
Fountain Powerboat Industries, Inc.1  100           128
Fox Entertainment Group 1             200         3,200
FPL Group, Inc.                       300        19,875
Franchise Finance Corp. REIT          100         2,194
Franklin Resources, Inc.1             300        10,863
FreeMarkets 1                         100         3,206
Freeport-McMoran Copper & Gold --
   Class B 1                          200         1,612
Fremont General Corp.1                200           537
French Fragrances, Inc.1              400         4,300
Friede Goldman International, Inc.1    57           232
Friedmans, Inc. -- Class A 1          100           494
Frontline Capital 1                   300         3,787
Frontline Communications Corp.1       100            25
Fuelcell Energy, Inc.1                100         5,589
Fulton Financial Corp.1               115         2,379
Galileo International, Inc.           200         3,850
Gallagher (Arthur J.) & Co.1          100         5,900
Gannett Company, Inc.1                400        21,450
Gap, Inc.                           1,175        29,302
Gartner Group -- Class B 1            277         2,251
Gateway, Inc.1                        500         9,500
GATX Corp.1                           100         4,700
Gaylord Entertainment Company 1       100         2,256
GBC Bancorp 1                         100         3,487
Gemstar-TV Guide 1                    600        24,412
Genentech 1                           200        13,612
General Cable Corp.                   300         1,706
General Dynamics Corp.1               300        22,875
General Electric Co.1              13,978       692,785
General Growth Properties, Inc.1      100         3,287
General Mills, Inc.1                  400        16,450
General Motors Corp.                  800        39,600
General Motors Corp. -- Class H 1   1,000        21,740
General Semiconductor, Inc.1          300         2,550
Genesisintermedia.com 1               100         1,806
Genrad, Inc.1                         200         1,900
Gentex Corp.1                         100         1,737
Gentiva Health Services 1             100         1,281
Genuine Parts Co.1                    300         5,756
Genzyme Corp.1                        117         8,910
Genzyme-Molecular Oncology 1           10           114
Georgia Pacific Timber Group          100         2,706
Georgia-Pacific Corp.                 379         9,554
Gerber Scientific, Inc.               100           700
Giant Industries, Inc.1               200         1,475
Gilead Sciences, Inc.1                100         8,144

ISI STRATEGY FUND, INC.

SCHEDULE OF INVESTMENTS (CONTINUED)                            NOVEMBER 30, 2000
(UNAUDITED)

                                                 MARKET
                                    SHARES        VALUE
---------------------------------------------------------
COMMON STOCK (CONTINUED)
Gillette Co.1                       1,500    $   50,812
Glacier Bancorp 1                     133         1,563
Glatfelter (P.H.) Co.1                400         4,600
Glenborough Realty Trust, Inc.1       300         4,575
Global Marine, Inc.1                  300         6,581
Global Telesystems Group, Inc.1       200           250
Globecom System Inc.1                 100           762
Globespan 1                           100         3,131
Globix Corp.1                         100           262
Golden State Bancorp, Inc.            200         5,100
Golden State Bancorp-Litigation
   Warrant 1                          100           122
Golden West Financial Corp.           200        11,712
Goldman Sachs Group 1                 200        16,425
Goodrich (B.F.) Co.                   122         4,621
Goodyear Tire & Rubber Co.            200         3,390
Goto.com 1                            100         1,137
GPU, Inc.1                            200         7,037
Graco, Inc.1                          100         3,631
Grainger (W.W.), Inc.                 100         3,656
Grant Prideco1                        200         2,825
Great Atlantic & Pacific
   Tea Co., Inc.1                     400         3,275
Great Lakes Chemical Corp.1           100         3,494
Green Mountain Power Corp.1           100         1,069
GreenPoint Financial Corp.            200         6,075
Greif Brothers Corp. -- Class A 1     100         2,937
Guidant Corp.1                        400        21,575
Gulfmark Offshore, Inc.1              100         2,337
H & R Block, Inc.1                    100         3,519
Hain Celestial Group, Inc.1           100         2,975
Haggar Corp.                          200         2,700
Halliburton Company                   600        20,025
Hallwood Group, Inc.1                 300           975
Harcourt General, Inc.1               100         5,524
Harley-Davidson, Inc.1                400        18,175
Harnischfeger Industries, Inc.1       200            20
Harmonic Lightwaves, Inc.1            100           750
Harrah's Entertainment 1              200         5,600
Harris Corp.                          100         3,075
Harsco Corp.1                         100         2,131
Harte-Hanks Communications, Inc.      100         2,269
Hartford Financial Services
   Group, Inc.                        300        21,225
Hasbro, Inc.1                         200         2,312
Hayes Lemmerz International, Inc.1    200         1,600
HCA Healthcare Co.1                   800        33,150
Headway Corporate Resources 1         200           337
Health Care REIT                      300         5,062
Health Grades Inc.1                   100            69

                                                 MARKET
                                    SHARES        VALUE
---------------------------------------------------------
Health Management Associates, Inc.1   250     $   5,328
Health Net 1                          200         4,700
Healthplan Services Corp.1            300         2,831
Healthsouth Corp.1                    700         9,756
Hearst-Argyle Television 1            100         1,806
Heartland Express, Inc.1              100         2,062
Hector Communications Corp.1          200         2,075
Heico Corp.1                          110         1,279
Heidrick & Struggles International 1  100         4,950
Heilig-Meyers Co.1                    400            30
Heinz, (H.J.) Co.1                    500        22,812
Heller Financial                      200         5,287
Henry (Jack) & Associates             100         5,363
Herbalife International, Inc. --
   Class A                            200         1,475
Hercules, Inc.1                       200         3,800
Herman Miller, Inc.                   100         2,362
Hershey Foods Corp.                   200        12,650
Hertz Corp.-- Class A                 100         3,406
Hewlett-Packard Co.1                2,800        88,550
Hexcel Corp.1                         300         2,794
Hibernia Corp.-- Class A              200         2,387
Hickory Tech Corp.                    200         4,062
High Speed Access Corp.1              100           175
Hillenbrand Industries, Inc.          100         5,100
Hilton Hotels Corp.                   512         4,800
Hispanic Broadcasting Corp.1          200         5,400
HNC Software, Inc.1                   100         2,300
Hollinger International 1             200         2,875
Home Depot, Inc.                    3,250       127,359
Homefed Corp.1                         79            56
Homegold Financial 1                  100            42
Homestake Mining Co.                  300         1,481
Homestore.com 1                       100         2,450
Hon Industries, Inc.                  100         2,431
Honeywell International, Inc.       1,175        57,281
Horizon Financial Corp.1              200         1,925
Horizon Group Properties, Inc.1        20            64
Hormel Foods Corp.1                   200         3,750
Host Marriott Corp.1                  400         4,750
Houghton Mifflin Co.                  100         3,662
Household International, Inc.1        706        35,212
Hubbell, Inc. -- Class B 1            100         2,587
Hudson City Bancorp, Inc.             100         1,931
Hudson United Bancorp                 113         2,117
Human Genome Sciences, Inc.1          200        12,437
Humana, Inc.1                         300         3,600
Huntington Bancshares, Inc.1          386         5,886
Hutchinson Technology, Inc.1          300         4,650

ISI STRATEGY FUND, INC.

SCHEDULE OF INVESTMENTS (CONTINUED)                            NOVEMBER 30, 2000
(UNAUDITED)

                                                 MARKET
                                    SHARES        VALUE
---------------------------------------------------------
COMMON STOCK (CONTINUED)
Hvide Marine Warrants 1                 1       $     3
Hvide Marine, Inc. -- Class A 1       100            15
I2 Technologies, Inc.1                255        24,576
IBP, Inc.1                            200         4,487
ICG Communications, Inc.1             131            41
ICN Pharmaceuticals, Inc.             100         3,369
ICOS Corp.1                           100         3,894
IDEC Pharmaceuticals Corp.1           100        17,406
IDEXX Laboratories, Inc.1             100         2,275
IDX Systems Corp.1                    100         2,612
Il Fornaio (America) Corp.1           300         3,881
Illinois Tool Works, Inc.1            380        21,399
Illuminet Holding 1                   100         2,425
Imation Corp.1                        200         3,175
IMC Fertilizer Group, Inc.1           200         2,375
Immucor, Inc.1                        100           444
Immunex Corp.1                        700        26,031
Immunomedics, Inc.1                   100         1,906
Imperial Bancorp 1                    200         4,450
IMS Health                            400        11,200
Independent Bank East 1               172         2,841
Indymac Mortgage Holdings, Inc.1      300         6,150
Inet Technologies, Inc.1              100         3,100
Infinity Broadcasting Corp. A 1       512        15,488
Infonet Services 1                    300         1,706
Information Resources, Inc.1          200           750
Informix Corp.1                       400         1,475
Infospace.com, Inc.1                  300         3,262
Ingersoll-Rand Co.                    200         8,050
Ingram Micro, Inc. -- Class A 1       200         2,825
Inhale Therapeutic Systems 1          100         3,850
Inktomi Corp.1                        200         5,212
Innovex, Inc.1                        300         3,150
Input/Output, Inc.1                   100           800
Insight Communications 1              300         3,956
Insignia Financial Group 1            133         1,438
Insweb Corporation 1                  100           150
Integra Bank Corp.1                   126         3,237
Integrated Device Technology Inc.1    100         2,981
Integrated Electrical Services 1      100           569
Intel Corp.                         9,472       360,528
Intercontinental Telecomm Wts.1       100
Interdigital Communications Corp.1    300         1,809
Interface, Inc.-- Class A             200         1,681
Interliant Inc.1                      100           666
Intermedia Communications of
   Florida, Inc.1                     100         1,369

                                                 MARKET
                                    SHARES        VALUE
---------------------------------------------------------
Internap Network Services 1           200     $   2,200
International Bancshares Corp.        156         5,431
International Business
   Machines Corp.                   2,500       233,750
International Flavors &
   Fragrances, Inc.1                  100         1,869
International Game Technology 1       200         8,925
International Paper Co.               718        24,322
International Rectifier Corp.1        100         3,025
International Specialty Products 1    200         1,175
International Speedway Corp. --
   Class A 1                          100         3,750
Internet Commerce Corp.-- Class A 1   100           403
Internet Security Systems Inc.1       100         7,387
Interpool, Inc.1                      200         2,700
Interpublic Group of Cos., Inc.1      410        16,016
Intersil Holding 1                    100         2,302
Interstate Hotels Corp.1               10            18
Intertrust Technologies Corp.1        200           800
Interwoven, Inc.1                     100         5,506
Intimate Brands, Inc.                 640         9,560
Intuit, Inc.1                         300        13,669
Invacare Corp.1                       100         2,750
Investment Technology Group, Inc.1    100         3,025
Iomega Corp.1                         300         1,440
Ipalco Enterprises, Inc.1             200         4,700
Iron Mountain, Inc.1                  100         3,319
IRT Property Co.                      100           806
Istar Financial 1                     100         1,975
ITC Deltacom, Inc.1                   100           506
Itron, Inc.1                          300         1,181
ITT Industries                        100         3,331
ITXC Corp.1                           100           633
Ivax Corp.1                           200         8,266
IXL Enterprises, Inc.1                100           125
IXYS Corp.1                           100         1,300
J. D. Edwards & Co.1                  200         5,075
J.C. Penney Co., Inc.1                400         3,850
Jabil Circuit, Inc.1                  300         9,375
Jacobs Engineering Group, Inc.1       100         4,331
JDN Realty Corp.1                     300         3,150
JDS Uniphase Corp.1                 1,320        66,082
Jefferson-Pilot Corp.1                150        10,237
JLG Industries, Inc.1                 300         4,369
JLM Industries, Inc.1                 100           150
Jo-Ann Stores, Inc. -- Class A 1      300         2,100
John Hancock Financial                500        15,750
Johns Manville Corp.1                 200         2,012
Johnson & Johnson                   1,963       196,300
Johnson Controls, Inc.1               100         5,512
Jones Apparel Group, Inc.1            200         6,537

ISI STRATEGY FUND, INC.

SCHEDULE OF INVESTMENTS (CONTINUED)                            NOVEMBER 30, 2000
(UNAUDITED)

                                                 MARKET
                                    SHARES        VALUE
---------------------------------------------------------
COMMON STOCK (CONTINUED)
Juniper Networks 1                    400    $   49,950
Juno Online Services 1                100           231
K-V Pharmaceutical Co. -- Class A 1   150         3,966
Kaiser Aluminum & Chemical Corp.1     100           481
Kana Communications 1                 100         1,262
Kansas City Power & Light Co.         100         2,594
Kansas City Southern Industries 1      50           422
Kaufman & Broad Home Corp.1           100         3,137
Kaydon Corp.1                         100         2,275
Keane, Inc.1                          100         1,168
Keebler Foods Co.1                    100         4,119
Kellogg Co.                           600        14,775
Kemet Corp.1                          100         1,750
Kendle International Inc.1            100         1,037
Kennedy-Wilson, Inc.1                 150           628
Kent Electronics Corp.1               200         3,137
Kerr-McGee Corp.1                     173        10,521
Key3media Group 1                     100         1,050
KeyCorp                               600        14,962
Keyspan Energy Corp.1                 188         7,167
Kilroy Realty Corp.1                  100         2,687
Kimball International, Inc. --
    Class B 1                         200         2,937
Kimberly Clark Corp.1                 744        52,033
Kimco Realty Corp.1                   100         4,125
Kinder Morgan                         150         6,216
King Pharmaceuticals 1                287        13,991
Kitty Hawk, Inc.1                     300            99
KLA Instruments Corp.1                300         8,250
Klamath First Bancorp, Inc.1          200         2,325
Kmart Corp.1                          800         4,400
Knight Trading Group 1                200         3,350
Knight-Ridder, Inc.                   100         5,144
Kohls Corp.1                          500        26,781
Kopin Corp.1                          100         1,025
Kroger Co.1                         1,200        31,800
Kulicke & Soffa Industries, Inc.1     200         1,869
L-3 Communications Holdings 1         100         6,462
La-Z-Boy Chair Co.                    118         1,681
Labor Ready, Inc.1                    225           675
Laclede Gas Co.1                      100         2,275
Lafarge Corp.                         100         1,975
Lam Research Corp.1                   200         3,000
Lamar Advertising Co.1                100         3,900
Lancaster Colony Corp.1               100         2,594
Lance, Inc.                           100         1,025
Landry's Seafood Restaurants, Inc.1   300         2,700
Lands' End, Inc.1                     100         2,496

                                                 MARKET
                                    SHARES        VALUE
---------------------------------------------------------
Lanier Worldwide 1                    100     $     250
Lanvision Systems, Inc.1              100           100
Lason Holdings, Inc.1                 100            50
Lattice Semiconductor Corp.1          200         3,325
Lawson Products, Inc.1                100         2,544
Leap Wireless International 1          25           775
Lear Corp.1                           100         2,187
Learning Tree International, Inc.1    100         3,456
Ledger Capital Corp.                  200         1,950
Lee Enterprises, Inc.                 100         2,794
Legato Systems, Inc.1                 300         2,737
Legg Mason, Inc.1                     100         4,562
Leggett & Platt, Inc.                 200         3,262
Lehman Brothers, Inc.                 400        19,825
Level 3 Communications, Inc.1         500        13,437
Level 8 Systems, Inc.1                100           750
Lexicon Genetics, Inc.1               100         1,319
Lexmark International Group, Inc. --
   Class A 1                          200         9,200
LG&E Corp.1                           200         4,987
Liberate Technology 1                 100         1,062
Liberty Digital Inc. -- Class A 1     100           650
Liberty Financial Companies, Inc.     200         8,400
Liberty Property Trust 1              100         2,625
Lifepoint Hospitals 1                 156         6,172
Ligand Pharmaceutical -- Class B 1    200         2,512
Limited, Inc.                         600        11,662
Lincare Holdings, Inc.1               100         4,413
Lincoln Electric Holdings 1           300         5,288
Lincoln National Corp.1               300        13,556
Lindsay Manufacturer Co.              150         2,963
Linear Technology Corp.               400        18,925
Linens `N Things, Inc.1               100         2,744
Lithia Motors 1                       200         2,788
Littlefuse, Inc.1                     100         2,563
Litton Industries, Inc.1              100         6,044
Liz Claiborne, Inc.                   100         3,925
Lockheed Martin Corp.                 600        20,460
Loews Corp.                           100         9,450
Logansport Financial Corp.1           100         1,088
Loislaw.com 1                         100           100
Longview Fibre Co.1                   400         5,375
Loral Space and Communications Ltd.1  400         1,725
Lowe's Cos., Inc.1                    500        20,031
LSI Logic Corp.1                      400         7,200
LTV Corp.1                            100            50
LTX Corp.1                            100         1,200
Lubrizol Corp.1                       100         2,156

ISI STRATEGY FUND, INC.

SCHEDULE OF INVESTMENTS (CONTINUED)                            NOVEMBER 30, 2000
(UNAUDITED)

                                                 MARKET
                                    SHARES        VALUE
---------------------------------------------------------
COMMON STOCK (CONTINUED)
Lucent Technologies, Inc.           4,603    $   71,634
Lyondell Petrochemical Co.            200         2,700
M&T Bank Corp.                         37         2,026
Macromedia, Inc.1                     100         6,400
Macrovision Corp.1                    100         4,150
Magellan Petroleum Corp.1             200           175
Mail Boxes Etc.1                      100           103
Mail-Well, Inc.1                      300         1,425
Management Network 1                  100           769
Mandalay Resort Group, Inc.1          100         1,994
Manor Care 1                          200         3,400
Manpower, Inc.                        100         3,244
Marchfirst Inc.1                      186           244
Marine Transport Corp.1                10            48
Marriott International -- Class A 1   300        12,431
Marsh and McLennan 1                  400        46,050
Marshall & Ilsley Corp.               100         4,263
Martin Marietta Materials, Inc.       100         3,938
Masco Corp.1                          600        11,588
Matlack Systems, Inc.1                100           101
Matrixone, Inc.1                      100         1,100
Mattel, Inc.                          520         6,565
Maxim Integrated Products, Inc.1      400        20,400
Maxwell Technologies, Inc.1           200         2,900
Maxxam, Inc.1                         100         1,519
May Department Stores Co.             500        14,031
Mays (J.W.), Inc.1                    100           759
Maytag Corp.                          100         2,863
MBIA, Inc.1                           100         6,888
MBNA Corp.1                         1,200        42,825
McClatchy Newspapers, Inc.1           100         4,050
McCormick & Co., Inc.1                100         3,725
McDermott International, Inc.1        300         2,700
McDonald's Corp.                    1,900        60,563
McGraw-Hill, Inc.                     300        15,938
McKesson HBOC                         359        11,802
McLeod, Inc.1                         759        10,294
McMoRan Exploration 1                 200         2,100
MCN Corp.                             100         2,731
MDC Holdings, Inc.                    300         8,419
Mead Corp.                            200         5,288
Medarex, Inc.1                        200         7,250
Media Arts Group, Inc.1               300         1,256
Mediacom Communications 1             240         3,450
Medialink Worldwide 1                 100           650
Medical Assurance, Inc.1              105         1,529
Medicis Pharmaceutical -- Class A 1   100         6,350

                                                 MARKET
                                    SHARES        VALUE
---------------------------------------------------------
Medimmune, Inc.1                      300    $   15,956
Meditrust Corp. Paired Stock 1        255           669
MedQuist, Inc.1                       100         1,800
Medtronic, Inc.1                    1,720        91,590
Mellon Financial Corp.                700        32,813
MemberWorks, Inc.1                    100         2,125
Mentor Corp. MN 1                     200         3,638
Mentor Graphics Corp.1                200         4,725
Mercantile Bankshares Corp.1          100         3,838
Mercator Software 1                   100           313
Merchants New York Bancorp, Inc.1     300         6,713
Merck & Co., Inc.1                  3,300       305,869
Mercury General Corp.1                100         3,856
Mercury Interactive Corp.1            100         6,731
Meredith Corp.                        100         3,069
Meristar Hospitality Corp.1           100         1,881
Meristar Hotels & Resorts, Inc.1      100           231
Merrill Lynch & Co., Inc.           1,100        63,663
Merrimac Industries, Inc.1             10           216
Messagemedia, Inc.1                   100           113
Metasolv Software 1                   100           825
Methode Electronics, Inc. --
   Class A 1                          100         2,056
Metlife, Inc.                         300         8,888
Metris Companies, Inc.                150         3,628
Metro-Goldwyn-Mayer, Inc.1            300         5,175
Metromedia Fiber Network, Inc.1       700         8,181
MGIC Investment Corp.                 200        12,600
MGM Grand, Inc.1                      266         7,614
Michaels Stores, Inc.1                100         2,550
Micrel, Inc.1                         100         2,875
Microage, Inc.1                       200            59
Microchip Technology, Inc.1           225         5,259
Microfinancial 1                      200         2,100
Micron Technology, Inc.1              800        25,200
Microsoft Corp.1                    7,445       427,157
Microstrategy, Inc.1                  100           925
Milacron, Inc.                        300         4,575
Millennium Pharmaceuticals 1          200         9,713
Millipore Corp.1                      100         4,400
MiniMed, Inc.1                        100         5,950
Minnesota Mining & Manufacturing Co.  600        59,925
Mips Technologies, Inc.1              100         2,700
Mississippi Chemical Corp.1           100           294
Mitchell Energy & Development Corp. --
   Class A 1                          100         4,663
Modis Professional Services 1         200           750
Molex, Inc.1                          250        10,266
Momentum Business Applications 1        6            62

ISI STRATEGY FUND, INC.

SCHEDULE OF INVESTMENTS (CONTINUED)                            NOVEMBER 30, 2000
(UNAUDITED)

                                                  MARKET
                                    SHARES        VALUE
---------------------------------------------------------
COMMON STOCK (CONTINUED)
Mondavi (Robert) Corp. -- Class A 1   100     $   4,956
Montana Power Co.1                    200         4,763
MONY Group, Inc.                      100         4,244
Moody's Corp.1                        200         5,188
Morgan Stanley Dean Witter
   Discover & Co.1                  1,600       101,400
Morgan, (J.P.) & Co., Inc.            200        26,963
Morrison Management
   Specialist, Inc.1                  220         6,160
Motient Corp.1                        200           900
Motorola, Inc.1                     3,045        61,090
MP3.com 1                             100           600
Mpower Communications Corp.1          150           380
MRV Communications, Inc.1             100         1,463
MSB Financial                         200         1,600
MTI Technology Corp.1                 100           581
Murphy Oil Corp.                      100         5,475
Myers Industries, Inc.1               121         1,467
Mylan Laboratories 1                  200         4,788
Mynd Corp.1                           100           969
Myturn.com 1                          200           644
Nabisco Group Holdings                500        14,688
Nabisco Holdings Corp. -- Class A     100         5,456
Nabors Industries, Inc.1              200         8,788
Nash Finch Co.                        300         3,788
National City Corp.1                  840        20,790
National Community Bancorp 1          200         4,400
National Data Corp.                   100         3,275
National Fuel & Gas Co.1              100         5,694
National Health Investors, Inc.1      300         1,894
National Info. Consortium 1           100           206
National Instruments Corp.1           100         3,988
National-Oilwell, Inc.1               100         3,188
National Semiconductor Corp.1         300         5,569
National Service Industries, Inc.1    100         2,056
National Steel Corp.-- Class B 1      400           700
Nationwide Financial Services, Inc.1  100         4,106
Navigant Consulting Co.1              400         1,450
Navigant International, Inc.1          10            81
Navisite, Inc.1                       100           250
Navistar International Corp.1         100         3,250
NBTY, Inc.1                           200           919
NCO Group, Inc.1                      100         2,588
NCR Corp.1                            200         9,450
Nelson (Thomas), Inc.1                100           594
Neoforma.com Inc.1                    300           459
Neon Systems 1                        100           616
Netro Corp.1                          100           963
Network Access Solutions Corp.1       100            47

                                                 MARKET
                                    SHARES        VALUE
---------------------------------------------------------
Network Appliance Corp.1              400    $   19,750
Network Associates, Inc.1             150         1,950
Network Commerce 1                    100           134
Network Plus Corp. 1                  100           350
NetZero 1                             200           225
New Era of Networks 1                 100           563
New Jersey Resources Corp.1           100         4,025
New York Community Bancorp Inc.       100         3,094
New York Times Co. -- Class A         200         7,063
Newell Rubbermaid, Inc.               336         6,531
Newfield Exploration Co.1             100         3,650
Newmont Mining Corp.1                 205         3,203
Newpark Resources, Inc.1              100           756
Newsedge Corp.1                       100           106
Nexell Therapeutics, Inc.1             25            84
Next Level Communications 1           100         1,075
Nextcard, Inc.1                       100           831
Nextel Communications, Inc. --
   Class A 1                        1,100        34,100
Niagara Mohawk Holdings 1             300         4,931
Nicor 1                               100         3,856
Nieman Marcus Group -- Class A 1      100         3,013
Nike, Inc.1                           400        17,050
Niku Corp.1                           100           825
NiSource, Inc.1                       376         9,659
NiSource -- Sail 1                     92           190
NL Industries, Inc.1                  200         4,475
Nobility Homes 1                      110           660
Noble Drilling Corp.1                 200         5,763
Nordstrom, Inc.                       200         3,213
Norfolk Southern Corp.                500         7,188
Nortel Networks Corp.                 183         6,908
North Fork BanCorp, Inc.1             250         5,297
Northeast Utilities 1                 200         4,313
Northern Trust Corp.1                 300        25,838
Northfield Laboratories, Inc.1        200         1,813
Northland Cranberries, Inc. --
   Class A 1                          100            78
Northpoint Communications 1           200           119
Northrop Grumman Corp.                100         8,431
Northwest Airlines Corp. --
   Class A 1                          100         2,519
Northwest Bancorp, Inc.               200         1,600
Northwest Natural Gas Co.1            100         2,400
Northwestern Corp.                    100         2,200
Norwood Financial Corp.1              100         1,700
Nova Corp. (Georgia) 1                100         1,906
Novell, Inc.1                         500         2,656
Novellus Systems, Inc.1               200         5,188
Noven Pharmaceuticals, Inc.1          100         2,525
Nstar 1                               142         5,600

ISI STRATEGY FUND, INC.

SCHEDULE OF INVESTMENTS (CONTINUED)                            NOVEMBER 30, 2000
(UNAUDITED)

                                                 MARKET
                                    SHARES        VALUE
---------------------------------------------------------
COMMON STOCK (CONTINUED)
NTL, Inc.1                            356     $   9,701
Nu Skin Asia Pacific, Inc.1           100           463
Nvidia Corp.1                         100         4,050
Nyfix, Inc.1                          100         2,500
Oak Technology, Inc.1                 200         2,425
Oakley, Inc.1                         200         3,600
Occidental Petroleum Corp.1           500        10,813
Ocean Energy, Inc.1                   400         5,200
Oceaneering International, Inc.1      300         4,781
Ocwen Financial Corp.1                200         1,138
Office Depot, Inc.1                   600         3,975
Officemax 1                           300           713
Offshore Logistics, Inc.1             200         3,688
Oglebay Norton Co.                    100         2,294
Old Kent Financial Corp.              220         8,553
Old National Bancorp                  164         4,684
Old Republic International Corp.1     200         5,213
Omnicare, Inc.                        200         3,275
Omnicom Group, Inc.1                  300        23,588
Omnova Solutions                      100           494
On Command Corp.1                     300         2,175
Onesource Information Service 1       100         1,000
Oni Systems Corp.1                    200         8,700
Open Market, Inc.1                    100           141
Openwave Systems Inc.1                261        11,910
Optical Cable Corp.1                  150         1,697
Oracle Systems Corp.1               8,000       212,000
Orapharma 1                           200         1,563
Oregon Steel Mills, Inc.1             400           625
Organic, Inc.1                        100           206
Orphan Medical, Inc.1                 100         1,338
Orthodontic Centers of America, Inc.1 100         3,038
Outback Steakhouse 1                  150         4,078
Overseas Shipholding Group, Inc.      200         4,475
Owens Corning 1                       100           106
Owens-Illinois, Inc.1                 300           863
Oxford Health Plan 1                  100         4,056
Pac-West Telecomm Inc.1               100           406
Paccar, Inc.1                         100         4,750
Pacific Century Hawaii, Inc.          200         2,975
Pacificamerica Money Center, Inc.1    200            12
Pacificare Health Systems, Inc. --
  Class A 1                           100         1,263
Pactiv Corp.1                         300         3,506
Paging Network, Inc.1                 100            13
Pall Corp.                            200         3,988
Palm Harbor Homes, Inc.1              125         1,969
Palm, Inc.1                           793        28,697

                                                 MARKET
                                    SHARES        VALUE
---------------------------------------------------------
PAM Transportation Services, Inc.1    100      $    800
Pameco Corp.1                          66           116
Papa John's International 1           100         2,656
Parametric Technology Corp.1          300         3,338
Parexel International Corp.1          100           844
Park Place Entertainment 1            400         5,375
Parker-Hannifin Corp.                 200         7,738
Patrick Industries, Inc.1             100           513
Patterson Dental Co.1                 200         5,950
Paychex, Inc.                         562        32,666
Pegasus Communications Corp.1         100         2,675
Penford Corp.                         200         2,025
Pennsylvania Real Estate
    Investment Trust                  200         3,800
Pennzoil-Quaker State Co.             300         3,544
Penwest Pharmaceuticals Co.1          150         1,350
Peoples Bank of Bridgeport            200         4,025
Peoplesoft, Inc.1                     400        13,300
Pep Boys (Manny Moe & Jack) 1         100           406
Pepsi-Cola Bottling 1                 200         7,813
Pepsico, Inc.1                      2,000        90,750
Perceptron, Inc.1                     300           656
Peregrine Systems, Inc.1              200         3,250
Performance Technologies, Inc.1       400         6,000
PerkinElmer, Inc.1                    100         8,906
Perot Systems 1                       200         2,100
Perrigo Company 1                     100           700
PETsMART, Inc.1                       100           269
Pfizer, Inc.1                       8,894       394,115
Pfsweb 1                              162           122
PG & E Corp.1                         600        16,463
Pharmacia Corp.1                    1,800       109,800
Phelps Dodge Corp.                    136         6,681
Philip Morris Companies, Inc.1      3,200       122,200
Phillips Petroleum Co.                400        22,600
Photronics, Inc.1                     100         1,625
Piedmont Natural Gas Co., Inc.1       100         3,306
Pier 1 Imports, Inc.1                 450         4,978
Pinnacle Entertainment 1              100         2,106
Pinnacle West Capital Corp.           100         4,656
Pitney Bowes, Inc.                    400        11,625
Pittston Services Group               200         3,025
Pixar, Inc.1                          100         2,731
Pizza Inn, Inc.                       100           269
Plantronics, Inc.1                    100         3,913
Playboy Enterprises, Inc. --
   Class B 1                          100         1,069
Playtex Products, Inc.1               100           894
Plexus Corp.1                         100         4,050
Plug Power 1                          100         1,181

ISI STRATEGY FUND, INC.

SCHEDULE OF INVESTMENTS (CONTINUED)                            NOVEMBER 30, 2000
(UNAUDITED)

                                                 MARKET
                                    SHARES        VALUE
---------------------------------------------------------
COMMON STOCK (CONTINUED)
PMI Group 1                           100     $   6,356
PNC Bank Corp.1                       400        26,600
Polaroid Corp.                        200         1,500
Polycom, Inc.1                        100         3,381
Polyone Corp. W/I                     900         5,006
Popular, Inc.1                        100         2,519
Portal Software 1                     200         1,275
Potomac Electric Power Co.1           200         4,588
Power-One, Inc.1                      100         4,231
Powerwave Technologies, Inc.1         100         4,919
PPG Industries, Inc.                  200         8,338
PPL Corp.1                            300        12,525
Praecis Pharmaceuticals Incorp.1      100         2,488
Praxair, Inc.1                        200         7,188
Pre-Paid Legal Services, Inc.1        100         2,894
Presidential Life Corp.1              300         4,613
Previo Inc.1                          100           413
Price Communications Corp.1           127         2,286
Priceline.com, Inc.1                  200           500
Pride International, Inc.1            200         3,788
Prime Retail, Inc.1                   400           163
Primedia, Inc.1                       300         2,288
Primus Telecommunications Group,
   Inc.1                               61           206
Procter & Gamble Co.                1,900       142,263
Prodigy Communications -- Class A 1   100           250
Programmers Paradise, Inc.1           500         1,438
Progressive Corp. of Ohio 1           100         9,356
Prologos Trust 1                      300         6,300
Protection One, Inc.1                 300           281
Protective Life Corp.                 100         2,400
Protein Design Labs, Inc.1            100         7,725
Provident Bancorp, Inc.               100         3,156
Provident Bankshares Corp.            115         2,142
Providian Financial Corp.             250        22,500
Proxicom 1                            100           575
PSINet, Inc.1                         290           326
PSS World Medical, Inc.1              200           625
Ptek Holdings Inc.1                   200           381
Public Service Enterprise Group 1     300        12,825
Public Storage, Inc.1                 186         4,080
Puerto Rican Cement Co., Inc.1        100         3,075
Puget Sound Power & Light Co.1        200         5,238
Pulte Corp.1                          100         3,863
Pure Resources, Inc.1                 100         1,763
PVF Capital 1                          11           105
Qlogic Corp.1                         152        12,303
Quaker Oats Co.1                      200        17,388

                                                 MARKET
                                    SHARES        VALUE
---------------------------------------------------------
Qualcomm, Inc.1                     1,100    $   88,275
Quanta Services, Inc.1                100         3,119
Quantum Corp. Dlt &Storage
   Systems Group 1                    300         4,050
Quest Diagnostics, Inc.1              100        11,238
Quest Software, Inc.1                 100         2,700
Questar Corp.                         200         5,575
Quiksilver, Inc.1                     150         3,122
Quintiles Transnational Corp.1        200         3,000
Quintus Corporation 1                 137           407
Quokka Sports 1                       100           131
Quorum Health Group, Inc.1            400         5,850
Qwest Communications
   International, Inc.1             2,383        89,958
R&B Falcon Corp.1                     300         5,700
R&G Financial Corp.                   300         2,738
R.H.Donnelley 1                       220         5,033
R.L.I. Corp.1                         100         4,013
R.R. Donnelley & Sons Co.             200         4,475
Radian Group, Inc.                    100         6,500
Radioshack Corp.1                     300        14,063
Rainbow Technologies, Inc.1           200         3,425
Ralston Purina Group                  500        13,156
Rambus, Inc.1                         100         3,838
Rare Hospitality International, Inc.1 300         7,725
Rational Software 1                   300         9,450
Rayovac Corp.1                        300         4,256
Raytheon Co. -- Class B 1             500        17,531
Razorfish, Inc.1                       74           190
RCN Corp.1                            100         1,169
Reader's Digest Assn., Inc. --
   Class A                            200         7,613
RealNetworks, Inc.1                   200         2,488
Red Hat, Inc.1                        200         1,250
Redback Networks 1                    200        13,963
Redwood Empire Bancorp 1              100         2,150
Reebok International Ltd.1            200         4,263
Regions Financial Corp.1              300         7,275
Reinsurance Group of America          100         3,588
Reliance Group Holdings 1             200             9
Reliance Steel & Aluminum Co.1        150         3,600
Reliant Energy 1                      400        15,700
Remedy Corp.1                         100         1,613
Renal Care Group, Inc.1               200         4,350
Republic Services 1                   200         2,913
Retek Inc.1                           224         4,676
Reynolds & Reynolds 1                 200         3,713
RF Micro Devices, Inc.1               200         3,800
RF Monolithics, Inc.1                 100           438

ISI STRATEGY FUND, INC.

SCHEDULE OF INVESTMENTS (CONTINUED)                            NOVEMBER 30, 2000
(UNAUDITED)

                                                 MARKET
                                    SHARES        VALUE
---------------------------------------------------------
COMMON STOCK (CONTINUED)
Rhythms Netconnections 1              100      $    109
Rite Aid Corp.1                       400         1,000
RJ Reynolds Tobacco Holdings 1        100         3,938
Roanoke Electric Steel Corp.          100           994
Robert Half International, Inc.1      200         5,975
Rock of Ages Corp.1                   200           825
Rockwell International Corp.          300        12,075
Rohm & Haas Co.                       273         8,122
Rollins Truck Leasing Corp.           250         1,594
Roper Industries, Inc.1               100         3,088
Rouse Company 1                       100         2,513
Rowan Cos., Inc.1                     100         1,988
Royal Caribbean Cruises Ltd.1         200         3,964
RPM, Inc. (Ohio)1                     200         1,875
RSA Security, Inc.1                   100         4,300
Rural/Metro Corp.1                    300           581
Ryans Family Steak Houses, Inc.1      200         1,775
Ryder Systems, Inc.                   100         1,738
S&K Famous Brands, Inc.1              100           650
S1 Corp.1                             100           531
Saba Software 1                       100         1,363
Sabre Group Holdings, Inc.1           244         8,708
Safeco, Inc.1                         200         5,363
Safeguard Scientifics, Inc.1          200         1,750
Safety Components
   International, Inc.1               100             2
Safety-Kleen Corp.1                   300           188
Safeway, Inc.1                        700        41,256
Saks, Inc.1                           300         2,531
Sandisk Corp.1                        100         3,981
Sanmina, Inc.1                        200        15,250
Sante Fe International Corp.1         200         4,938
Sapient Corp.1                        200         3,538
Sara Lee Corp.                      1,300        31,200
Sauer, Inc.1                          200         1,450
Sawtek, Inc.1                         100         5,144
SBC Communications, Inc.1           4,807       264,085
Scana Corporation 1                   126         3,552
Schering-Plough Corp.               2,100       117,731
Schlumberger Ltd.1                    800        49,600
School Specialty, Inc.1               211         3,495
SCI Systems, Inc.1                    200         5,363
Scient Corp.1                         200         1,263
Scientific-Atlanta, Inc.              200         8,075
Scios-Nova, Inc.1                     100         1,963
SCM Microsystems, Inc.1               100         3,431
Scotts Company (The)1                 100         3,163
SCPIE Holdings, Inc.1                 100         2,081

                                                 MARKET
                                    SHARES        VALUE
---------------------------------------------------------
Scripps (E.W.) Co.1                   100     $   5,906
SDL, Inc.1                            100        18,175
Seagate Technology, Inc.1             300        14,869
Sealed Air Corp.-- New 1              153         4,867
Sears, Roebuck & Co.                  500        16,220
Seebeyond Technology Corp.1           100           863
SEI Corp.1                            100         8,906
Seitel, Inc.1                         300         4,200
Selective Insurance Group, Inc.       100         2,013
Sema Group ADR                        130         1,008
Sempra Energy 1                       250         6,109
Senior Housing PR 1                   220         2,021
Sensient Technologies Corp.           200         4,500
Sensormatic Electronics Corp.1        200         3,575
Sepracor, Inc.1                       100         7,306
Sequa Corp. -- Class A 1              100         4,494
Serena Software, Inc.1                100         3,181
Serologicals Corp.1                   100           969
Service Corp. International 1         400           750
Servicemaster Co.1                    300         2,963
Shaw Industries, Inc.                 200         3,763
Sherwin Williams Co.                  200         4,363
Shuffle Master, Inc.1                 100         2,100
Shurgard Storage Centers -- Class A   100         2,300
Sicor, Inc.1                          300         4,481
Siebel Systems, Inc.1                 600        41,925
Sigma Aldrich Corp.1                  200         7,150
Silicon Graphics, Inc.1               300         1,200
Silicon Image, Inc.1                  200         1,275
Silicon Storage Technology, Inc.1     100         1,200
Silicon Valley Bancshares 1           100         3,450
Simon Property Group, Inc.            300         6,881
Six Flags Inc.1                       100         1,438
Sky Financial Group, Inc.1            231         3,581
SLI, Inc.1                            200         1,363
Smartdisk Corp.1                      100           394
Smartserv Online, Inc.1               100           834
Smith (A.O.) Corp.                    150         2,494
Smith International, Inc.1            100         5,806
Smucker (J.M.) Co.                    200         4,813
Smurfit-Stone Container Corp.1        297         3,750
Snap-On Tools Corp.                   100         2,594
Sodexho Marriott Services 1           325         6,744
Sola International, Inc.1             200           725
Solectron Corp.1                      802        22,456
Solutia, Inc.                         200         2,525
Sonic Automotive, Inc.1               200         1,600
Sonicblue 1                           300         1,688

ISI STRATEGY FUND, INC.

SCHEDULE OF INVESTMENTS (CONTINUED)                            NOVEMBER 30, 2000
(UNAUDITED)

                                                 MARKET
                                    SHARES        VALUE
---------------------------------------------------------
COMMON STOCK (CONTINUED)
Sonoco Products                       100     $   1,725
Sotheby's Holdings -- Class A 1       300         6,469
South Alabama Bancorp 1               100           844
Southern Banc Company                 100           925
Southern Co.                          900        28,406
Southern Energy Inc.1                 500        12,188
Southern Union Co.1                   210         4,423
Southtrust Corp.                      250         8,438
Southwest Airlines Co.1               700        22,094
Southwest Bancorp of Texas, Inc.1     100         3,575
Sovereign Bancorp, Inc.1              260         1,771
Spectrasite Holdings 1                200         2,625
Spectrx, Inc.1                        100           838
Speedfam-Ipec 1                       300         1,725
Speedway Motorsports, Inc.1           100         1,931
Spherion Corp.1                       200         2,113
Spieker Properties, Inc.1             100         5,225
Spinnaker Industries, Inc.1           100           838
Springs Industries, Inc. --
    Class A 1                         100         2,725
Sprint Corp. (FON Group)1           1,200        27,600
Sprint Corp. (PCS Group)1           1,300        29,494
SS&C Technologies, Inc.1              600         3,169
St. Jude Medical, Inc.1               100         5,956
St. Paul Cos., Inc.1                  300        15,038
Stage Stores, Inc.1                   100             5
Stamps.com Inc.1                      100           263
Stanley Works                         100         2,694
Staples, Inc.1                        650         7,800
Starbucks Corp.1                      300        13,669
Starmedia Network, Inc.1              100           313
Starwood Hotels & Resorts
   Worldwide 1                        291         9,312
State Street Corp.1                   200        25,800
Statefed Financial Corp.1             100         1,013
Steel Dynamics, Inc.1                 300         3,000
Sterile Recoveries 1                  100         1,538
STERIS Corp.1                         300         4,500
Stewart Enterprises, Inc.1            200           369
Stillwater Mining Co.1                100         3,369
Stilwell Financial Inc.1              300         9,750
Storage Technology Corp.1             200         1,825
Stratos Lightwave Inc.1               100         1,581
Structural Dynamics Research Corp.1   300         3,094
Stryker Corp.1                        300        15,994
Student Loan Corp.                    100         5,225
Styleclick.com Inc.1                  200           600
Summit Bancorp 1                      300        11,156
Sun Healthcare Group, Inc.1           300            18

                                                 MARKET
                                    SHARES        VALUE
---------------------------------------------------------
Sun Microsystems, Inc.1             2,200    $  167,338
Sunbeam Oster Corp.1                  100            38
Sungard Data Systems, Inc.1           200         9,813
Sunoco, Inc.1                         100         2,775
Sunrise Assisted Living, Inc.1        166         4,451
Sunrise Telecom Inc.1                 100         1,031
Suntrust Banks, Inc.                  392        19,919
Superior Industries
    International, Inc.1              100         3,406
Superior Telecom, Inc.1               228           641
SuperValu, Inc.1                      200         3,625
SVI Holdings 1                        300           306
Sybase, Inc.1                         200         4,000
Sybron International Corp.1           100         2,719
Sycamore Networks 1                   300        12,431
Sylvan Learning Systems, Inc.1        300         4,125
Symantec Corp.1                       100         3,600
Symbol Technologies, Inc.             225         9,014
Synavant, Inc.1                        20            78
Synopsys, Inc.1                       100         3,900
Synovus Financial Corp.1              450         9,956
Syntel, Inc.1                         150         1,200
Sysco Corp.1                          500        27,625
T. Rowe Price Associates,Inc.         200         7,300
T/R Systems Inc.1                     200         1,163
Taco Cabana, Inc.1                    100           884
Talbots, Inc.                         200        10,563
Talk.com 1                            200           400
Tanox 1                               100         3,850
Target Corp.                        1,300        39,081
Taubman Centers, Inc.1                200         2,075
TBC Corp.1                            100           394
TCF Financial Corp.                   100         4,069
Tech Data Corp.1                      100         3,063
Technisource, Inc.1                   100           197
TECO Energy, Inc.                     200         5,850
Tekelec, Inc.1                        100         3,100
Tektronix, Inc.1                      200         4,738
Telecorp Pcs New 1                    176         3,322
Teledyne Technologies 1                42           809
Teleflex, Inc.                        100         3,963
Telephone & Data Systems, Inc.1       100         9,030
Teletech Holdings, Inc.1              100         1,906
Tellabs, Inc.1                        600        31,800
Telxon Corp.1                         100         2,000
Temple Inland, Inc.                   100         4,600
Tenet Healthcare Corp.1               400        17,025
Tenneco Automotive 1                  360         1,418
Teppco Partners, L.P.                 200         4,413

ISI STRATEGY FUND, INC.

SCHEDULE OF INVESTMENTS (CONTINUED)                            NOVEMBER 30, 2000
(UNAUDITED)

                                                 MARKET
                                    SHARES        VALUE
---------------------------------------------------------
COMMON STOCK (CONTINUED)
Teradyne, Inc.1                       200     $   6,013
Terayon Communication Systems 1       100         1,238
Terra Networks SA ADR                 430         9,702
Tetra Tech, Inc.1                     250         8,734
Tetra Technologies, Inc.1             100         1,350
Texaco, Inc.                          800        46,450
Texas Biotechnology Corp.1            100           885
Texas Industries, Inc.                100         2,225
Texas Instruments, Inc.             2,465        91,975
Textron, Inc.1                        200        10,125
Thermo Electron Corp.1                370        10,730
Thermo Fibertek, Inc.1                100           413
Thomas & Betts Corp.1                 100         1,463
Three Rivers Banc 1                    50           413
Tibco Software, Inc.1                 300        10,388
Ticketmaster Online 1                 100         1,113
Tier Technologies, Inc.1              200         1,375
Tiffany & Co.1                        200         6,838
Time Warner, Inc.                   1,900       117,800
Titan Corp.1                          100         1,569
Titan International, Inc.1            100           456
Titanium Metals Corp.1                100           681
TJX Companies, Inc.1                  500        12,813
TMP Worldwide, Inc.1                  100         5,869
Tokheim Corp.Series C Wt.1            500           125
Toll Brothers, Inc.1                  200         7,975
Tompkins County Trustco, Inc.         200         5,450
Too, Inc.1                            157         2,600
Torchmark Corp.1                      200         7,600
Toro Co.1                             100         3,344
Tosco Corp.1                          200         5,738
Total System Services, Inc.1          150         2,428
Toys R Us, Inc.1                      400         7,575
Trammell Crow Co.1                    200         2,388
Transactions Systems Architects, Inc. --
   Class A 1                          300         4,163
Transocean Sedco                      254        10,128
Transtechnology Corp.                 100           288
Transwitch Corp.1                     100         2,725
Trendwest Resorts, Inc.1              100         2,338
Triarc Companies, Inc. -- Class A 1   200         5,025
Tribune Co.                           440        16,280
Trico Marine Services, Inc.1          400         5,475
Tricon Global Restaurants, Inc.1      240         8,640
Trigon Healthcare, Inc.1              100         7,169
Trinity Industries, Inc.1             300         7,444
Triquint Semiconductor, Inc.1         100         3,306

                                                 MARKET
                                    SHARES        VALUE
---------------------------------------------------------
Triton PCS Holdings Inc.1             100     $   3,400
True North Communications, Inc.1      100         3,569
TRW, Inc.1                            200         6,613
Tucker Anthony Sutro                  100         1,713
Tularik 1                             100         2,763
Txu Corp.1                            400        15,975
Tyco International Ltd.1               93         4,906
Tyson Foods, Inc.1                    400         5,600
US Bancorp, Inc.                    1,200        27,031
US Industries, Inc.1                  200         1,338
US Office Products Co.1                25            10
USA Floral Products, Inc.1            300            75
UAL Corp.1                            100         3,513
UBS AG                                 45         6,176
UCAR International, Inc.1             400         3,875
Ulticom, Inc.1                        100         3,163
Ultramar Diamond Shamrock Corp.       100         2,756
Union Carbide Corp. Holding Co.       200         8,638
Union Pacific Corp.1                  400        18,600
Union Planters Corp.                  200         6,800
Unionbancal Corp.1                    200         4,700
Unisys Corp.1                         500         6,094
United Bankshares, Inc.1              200         3,888
United Mobile Homes, Inc.             100           863
United Parcel Service                 200        12,138
United Park City Mines Co.1           100         1,763
United States Cellular 1              100         5,650
United Technologies Corp.             655        46,382
UnitedGlobalcom Inc.1                 100         1,513
Unitedhealth Group 1                  200        23,463
Unitrin, Inc.                         100         3,594
Unity Bancorp 1                       105           315
Universal Access, Inc.1               100         1,013
Univision Communications, Inc.1       300        10,500
Unocal Corp.1                         300        10,238
Unova, Inc. -- W/I 1                  300         1,200
UnumProvident Corp.                   346         9,342
UroCor, Inc.1                         100           650
URS Corp.1                            200         2,775
US Oncology, Inc.1                    188           893
USA Education                         250        14,469
USA Networks, Inc.1                   400         6,725
USAir Group, Inc.1                    100         3,856
Usana, Inc.1                          200           400
USEC                                  300         1,369
USG Corp.                             100         1,831
USInternetworking, Inc.1               75           209

ISI STRATEGY FUND, INC.

SCHEDULE OF INVESTMENTS (CONTINUED)                            NOVEMBER 30, 2000
(UNAUDITED)

                                                 MARKET
                                    SHARES        VALUE
---------------------------------------------------------
COMMON STOCK (CONTINUED)
UST, Inc.                             300     $   7,125
USX Marathon Group                    500        13,188
USX-US Steel Group                    100         1,425
Utilicorp United, Inc.                200         5,900
VA Linux Systems 1                    100           819
Vail Resorts, Inc.1                   100         2,275
Valassis Communications 1             150         4,191
Valhi, Inc.1                          200         2,563
Valley National Bancorp 1             100         2,919
Valspar Corp.1                        100         2,765
Valuevision International, Inc. --
    Class A 1                         100         1,550
Varco International, Inc.1            200         3,163
Varian Medical Systems, Inc.1         100         5,888
Vector Group Ltd.1                    110         1,698
Venator Group 1                       300         4,031
Ventas, Inc.1                         400         1,800
Ventiv Health 1                       233         2,548
Ventro Corp.1                         100           191
Verisign, Inc.1                       306        26,526
VERITAS Software Corp.1               600        58,538
Verizon Communications 1            3,864       217,109
Versata, Inc.1                        100           750
Vertex Pharmaceuticals, Inc.1         100         5,588
Verticalnet Inc.1                     100           894
VF Corp.1                             200         5,388
Viacom, Inc. -- Class B 1           2,172       111,044
Viad Corp.1                           100         2,269
Viant Corp.1                          100           438
Viatel, Inc.1                         100           556
Vicinity Corp.1                        20            56
Vicor Corp.1                          100         3,150
Vignette Corp.1                       300         4,725
Virata Corp.1                         100         1,425
Vishay Intertechnology, Inc.1         196         3,700
Vision Twenty-One, Inc.1              500            33
Visteon Corp.                         196         2,916
VISX, Inc.1                           100         1,644
Vitech America, Inc.1                 100           313
Vitesse Semiconductor, Inc.1          200         8,625
Vitria Technology Inc.1               200         3,125
Vlasic Foods International 1           40            43
Voicestream Wireless Corp.1           276        31,326
Vornado Operating, Inc.1              107           268
Vornado Realty Trust                  143         5,282
Vulcan Materials Co.                  100         4,288
Vyyo, Inc.1                           100           881
W.R. Grace & Co.-- W/I 1              200           463

                                                 MARKET
                                    SHARES        VALUE
---------------------------------------------------------
Wabash National 1                     200     $   1,513
Wabtec                                399         3,591
Wachovia Corp.                        300        15,019
Waddell & Reed Financial 1            100         3,163
Wal-Mart Stores, Inc.1              6,300       328,781
Walgreen Co.                        1,400        62,388
Walker Interactive Systems, Inc.1     100           213
Walt Disney Co.1                    2,900        83,919
Walter Industries, Inc.               200         1,225
Washington Group Corp.1               200         1,663
Washington Mutual, Inc.               786        35,714
Waste Connections, Inc.1              100         2,500
Waste Management, Inc.                789        18,887
Water Pik Technologies 1               15           129
Waters Corp.1                         200        12,863
Watson Pharmaceuticals 1              100         4,600
Wausau-Mosinee Paper Corp.1           100           869
Weatherford International 1           200         6,663
Webb Interactive Services, Inc.1      200           400
Webhire, Inc.1                        400           400
Webmd Corp.1                          454         3,405
Webster Financial Corp.               152         3,544
Weis Markets, Inc.                    100         3,569
Wellpoint Health Networks, Inc.1      100        10,781
Wells Fargo Company                 2,385       113,138
Web Methods, Inc.1                     52         3,273
Wendys International, Inc.            200         5,375
West Marine, Inc.1                    100           638
West Teleservices 1                   200         5,325
Westamerica BanCorp.                  100         3,406
Western Digital Corp.1                200           650
Western Wireless Corp.1               100         3,969
Westfield America, Inc.1              200         2,575
Westvaco Corp.1                       200         5,513
Westwood One, Inc.1                   200         3,663
Weyerhaeuser Co.1                     300        13,125
Whirlpool Corp.                       100         3,913
Whitman Corporation 1                 200         3,000
Wiley (John) & Sons, Inc. --
   Class A 1                          200         4,000
Willamette Industries, Inc.           200         9,825
Williams Clayton Energy, Inc.1        100         2,181
Williams Communications Group 1       100         1,088
Williams Companies, Inc.1             600        21,225
Williams-Sonoma, Inc.1                100         1,675
Wilmington Trust Corp.                100         5,588
Wind River Systems 1                   92         3,680
Wink Communications 1                 300         3,038
Winn Dixie Stores, Inc.1              200         4,325

ISI STRATEGY FUND, INC.

SCHEDULE OF INVESTMENTS (CONCLUDED)                            NOVEMBER 30, 2000
(UNAUDITED)

                                                 MARKET
                                    SHARES        VALUE
---------------------------------------------------------
COMMON STOCK (CONCLUDED)
WinStar Communications, Inc.1         150    $    2,194
Wireless Facilities 1                 100         3,194
Wisconsin Energy Corp.                200         4,263
Wm. Wrigley, Jr. Co.1                 200        18,163
Wolverine WorldWide, Inc.1            200         2,413
Women.com Network 1                   200            88
Woodward Governor Co.                 100         3,781
Workflow Management, Inc.1            113           706
World Access, Inc.1                   200           613
Worldcom, Inc.1                     4,081        60,960
Worthington Industries, Inc.1         100           919
WPP Group PLC ADR                      84         4,462
Wyndham Hotels 1                      321           482
Xcel Energy 1                         410        11,173
XCL Ltd.1                             100            12
Xerox Corp.                           900         6,244
Xilinx, Inc.1                         500        19,500
Xircom, Inc.1                         100         1,444
Xo Communications, Inc.1              328         4,879
Xpedior Inc.1                         100            88
Yahoo!, Inc.1                         734        29,085
Yardville National Bancorp            200         2,325
York International Corp.1             100         2,613
Z-Tel Technologies1                   400         2,450
Zenith Electronics Corp.1             100             2
Zions Bancorp.                        100         5,463
Zonagen, Inc.1                        200           500
                                            -----------
TOTAL COMMON STOCK
  (Cost $19,902,345)                         20,139,366
                                            -----------
REITS -- 0.01%
Glimcher Realty Trust                 300         3,675
                                            -----------
TOTAL REITS
  (Cost $3,965)                                   3,675
                                            -----------

                                     PAR       MARKET
                                    (000)       VALUE
---------------------------------------------------------
US TREASURY BONDS -- 35.79%
US Treasury Bond
   7.00%, 7/15/06                  $2,000   $ 2,139,844
  12.75%, 11/15/10                  2,100     2,730,164
   9.25%, 2/15/16                   1,500     2,027,345
   8.75%, 5/15/17                   2,000     2,629,688
   8.875%, 2/15/19                    500       673,125
US Treasury STRIP
   0.00%, 8/15/15                   3,500     1,503,254
                                            -----------
TOTAL US TREASURY BONDS
  (Cost $10,908,849)                         11,703,420
                                            -----------
REPURCHASE AGREEMENTS-- 2.52%
Goldman Sachs & Co., 6.42%
   Dated 11/30/00,  to be repurchased on
   12/1/00,  collateralized by US Treasury
   Note with a par value of $831,000,
   coupon rate of 6.375%, due
   4/30/02, with a market value of $823,975.    823,000
                                            -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $823,000)                               823,000
                                            -----------
TOTAL INVESTMENTS -- 99.92%
  (Cost 31,638,159)                          32,669,461
                                            -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.08%                           25,594
                                            -----------
NET ASSETS -- 100.00%                       $32,695,055
                                            ===========

--------------------------------------------------------------------------------
1 Non-income producing security for the prior six months.
See Notes to Financial Statements.

ISI STRATEGY FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
(UNAUDITED)

                                                               NOVEMBER 30, 2000
--------------------------------------------------------------------------------
ASSETS:
    Investments, at value (cost $31,638,159) ..........  $32,669,461
    Cash ..............................................          121
    Receivable for shares of beneficial
       interest subscribed ............................        4,805
    Dividend and interest receivable ..................      151,296
    Prepaid expenses and other ........................       33,213
                                                         -----------
       Total assets ...................................   32,858,896
                                                         -----------
LIABILITIES:
     Payable for shares of beneficial interest redeemed      133,377
    Accounting fee payable ............................        2,746
    Administration fee payable ........................        2,749
    Advisory fee payable ..............................       11,180
    Custody fee payable ...............................        2,788
    Accrued expenses and other ........................       11,001
                                                         -----------
       Total liabilities ..............................      163,841
                                                         -----------
Net assets ............................................  $32,695,055
                                                         -----------
COMPOSITION OF NET ASSETS:
    Paid-in capital ...................................   29,715,630
    Undistributed net investment income ...............      131,991
    Accumulated net realized gain from
        investment transactions .......................    1,816,132
    Net unrealized appreciation on investments ........    1,031,302
                                                         -----------
Net assets ............................................   32,695,055
                                                         -----------
Net Asset Value Per Share:
   ($32,695,055 (DIVIDE) 2,789,230
   shares outstanding) ................................       $11.72
                                                         ===========
Maximum Offering Price Per Share:
   ($11.72 (DIVIDE) 0.9555) ...........................       $12.27
                                                         ===========

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ISI STRATEGY FUND, INC.

STATEMENT OF OPERATIONS
(UNAUDITED)

STATEMENT OF OPERATIONS

                                                                  FOR THE SIX
                                                                  MONTHS ENDED
                                                               NOVEMBER 30, 2000
--------------------------------------------------------------------------------
INVESTMENT INCOME:
    Dividends ...................................................  $   117,208
    Interest ....................................................      436,287
                                                                   -----------
       Total income .............................................      553,495
                                                                   -----------
EXPENSES:
    Investment advisory fee .....................................       70,639
    Distribution fee ............................................       44,149
    Professional fees ...........................................       38,023
    Administration fee ..........................................       17,168
    Accounting fee ..............................................       17,115
    Shareholder reporting fees ..................................       12,858
    Transfer agent fee ..........................................        9,943
    Registration fee ............................................        9,616
    Directors' fees .............................................        1,441
    Custodian fee ...............................................        1,341
    Miscellaneous ...............................................        9,817
                                                                   -----------
       Total expenses ...........................................      232,110
    Less: fees waived ...........................................      (56,309)
                                                                   -----------
       Net expenses .............................................      175,801
                                                                   -----------
    Net investment income .......................................      377,694
                                                                   -----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
    Net realized loss from securities transactions ..............     (154,806)
    Change in unrealized appreciation/depreciation of investments     (956,198)
                                                                   -----------
    Net loss on investments .....................................   (1,111,004)
                                                                   -----------
NET DECREASE IN NET ASSETS FROM OPERATIONS ......................  $  (733,310)
                                                                   ===========

--------------------------------------------------------------------------------
See Notes to Financial Statements.

ISI STRATEGY FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE SIX              FOR THE
                                                             MONTHS ENDED            YEAR ENDED
                                                          NOVEMBER 30, 2000 1       MAY 31, 2000
------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS:
    Operations:
    Net investment income ................................  $    377,694            $    767,565
    Net realized gain (loss) from securities transactions       (154,806)              2,684,320
    Change in unrealized appreciation/
       depreciation of investments .......................      (956,198)             (1,248,602)
                                                            ------------            ------------
    Net increase (decrease) in net assets
       resulting from operations .........................      (733,310)              2,203,283
                                                            ------------            ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income ................................      (393,003)               (719,452)
    Net realized capital gains ...........................            --                (714,883)
                                                            ------------            ------------
    Total distributions ..................................      (393,003)             (1,434,335)
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of shares .........................       777,600               5,633,029
    Value of shares issued in reinvestment of dividends ..       346,726               1,301,589
    Cost of shares repurchased ...........................    (3,846,656)             (6,894,103)
                                                            ------------            ------------
    Increase (decrease) in net assets derived from
       capital share transactions ........................    (2,722,330)                 40,515
                                                            ------------            ------------
    Total increase (decrease) in net assets ..............    (3,848,643)                809,463
NET ASSETS:
    Beginning of period ..................................    36,543,698              35,734,235
                                                            ------------            ------------
    End of period (including  undistributed net investment
       income of $131,991 and $147,300 for the six months
       ended November  30, 2000 and for the year
       ended, May 31,2000, respectively) .................  $ 32,695,055            $ 36,543,698
                                                            ============            ============

--------------------------------------------------------------------------------
1 Unaudited.

See Notes to Financial Statements.

ISI STRATEGY FUND, INC.

FINANCIAL HIGHTLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                                FOR THE PERIOD
                                              FOR THE SIX          FOR THE        FOR THE     SEPTEMBER 16, 1997 2
                                             MONTHS ENDED        YEAR ENDED     YEAR ENDED          THROUGH
                                          NOVEMBER 30, 2000 1   MAY 31, 2000   MAY 31, 1999      MAY 31, 1998
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
    Net asset value at
       beginning of period ..................   $ 12.15           $ 11.91         $ 11.00           $ 10.00
                                                -------           -------         -------           -------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income ...................      0.14              0.26            0.21              0.13
    Net realized and unrealized
       gain (loss) on investments ...........     (0.43)             0.46            1.10              0.96
                                                -------           -------         -------           -------
    Total from Investment Operations ........     (0.29)             0.72            1.31              1.09
                                                -------           -------         -------           -------
LESS DISTRIBUTIONS:
    Net investment income ...................     (0.14)            (0.24)          (0.21)            (0.09)
    Capital gains ...........................        --             (0.24)          (0.19)               --
                                                -------           -------         -------           -------
    Total distributions .....................     (0.14)            (0.48)          (0.40)            (0.09)
                                                -------           -------         -------           -------
    Net asset value at end of period ........   $ 11.72           $ 12.15         $ 11.91           $ 11.00
                                                =======           =======         =======           =======
TOTAL RETURN 3 ..............................     (2.44)%            6.09%          12.15%            10.94%
RATIOS TO AVERAGE DAILY NET ASSETS:
    Expenses 4 ..............................      1.00%6            1.00%           1.00%             1.00%6
    Net investment income 5 .................      2.14%6            2.10%           1.81%             2.03%6
SUPPLEMENTAL DATA:
    Net assets at end of period (000s) ......   $32,695           $36,544         $35,734           $18,220
    Portfolio turnover rate .................        23%               59%             32%               20%

--------------------------------------------------------------------------------
1 Unaudited.
2 Commencement of operations.
3 Total Return figures exclude the impact of sales charges.
4 Ratio of expenses to average net assets prior to fee waiver and expense reimbursement was 1.32% , 1.31%, 1.68% and 2.25% for the period ended November 30, 2000 and the years ended May 31, 2000 and 1999 and the period ended May 31, 1998, respectively.
5 Ratio of net investment income to average net assets prior to fee waiver and expense reimbursement was 1.82%, 1.79%, 1.12% and 0.78% for the period ended November 30, 2000 and the years ended May 31, 2000 and 1999 and the period ended May 31, 1998, respectively.
6 Annualized.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

A. SIGNIFICANT ACCOUNTING POLICIES -- ISI Strategy Fund, Inc. (the "Fund"), which was organized as a Maryland Corporation on June 12, 1997 and began operations and offering shares of beneficial ownership September 16, 1997, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It seeks to maximize total return through a combination of long-term growth of capital and current income by actively allocating the Funds' assets between common stocks of US issuers and US Treasury securities.

     The Fund consists of one share class, ISI Shares, which has a 4.45% maximum sales charge and a 0.25% distribution fee.

     When preparing the Fund's financial statements, management makes estimates and assumptions in accordance with accounting principles generally accepted in the United States. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements, and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Fund's significant accounting policies are:

     VALUATION OF SECURITIES -- The Fund values a portfolio security that is primarily traded on a national exchange by using the last sales price reported for the day. If there are no sales or the security is not traded on an exchange, the Fund values the security at the average of the last bid and asked prices in the over-the-counter market. When a market quotation is not readily available, the Investment Advisor, under the direction of the Board of Directors, determines a fair value using the policies and procedures that the Board of Directors establishes and monitors. At November 30, 2000 there were no securities valued using fair value procedures. The Fund values short-term obligations with maturities of 60 days or less at amortized cost.

     REPURCHASE AGREEMENTS -- The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement requires that the collateral's market value, including any accrued interest, exceed the broker's repurchase obligation. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

     FEDERAL INCOME TAXES -- The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise tax. As a result, the Fund has made no provision for federal income taxes.

     The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States.

     SECURITIES TRANSACTIONS, INVESTMENT INCOME, DISTRIBUTIONS AND OTHER -- The Fund uses the trade date to account for securities transactions and the specific identification method for financial reporting and income tax purposes to determine the cost of investments sold or redeemed. Interest income is recorded on an accrual basis and includes the pro rata scientific method for amortization of premiums and accretion of discounts when appropriate. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund has deferred the costs incurred by its organization and the initial public offering of shares. These costs are being amortized on the straight-line method over a five-year period, except for registration fees which are amortized over a three-year period, which began when the Fund began investment activities.

B. INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES AND OTHER FEES -- International Strategy and Investment Inc. ("ISI") is the Fund's investment advisor. As compensation for its advisory services, the Fund pays ISI an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the annual rate of 0.40%. ISI has agreed to waive a portion of its fee and reimburse expenses so that the Fund's total operating expenses for any fiscal year do not exceed 1.00% of the Fund's average daily net assets. For the period ended November 30, 2000, ISI waived fees in the amount of $56,309.

     Wilshire Associates Incorporated ("Wilshire") is the Fund's sub-advisor. As compensation for its sub-advisory services, ISI pays Wilshire an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the annual rate of 0.16%.

     The Fund is a member of the ISI family of Funds ("ISI Funds"). Investment Company Capital Corp. ("ICCC") an indirect wholly-owned subsidiary of Deutsche Bank AG, provides administrative services to the ISI Funds for which the ISI Funds pay ICCC a fee that is based on the combined net assets of the ISI family of funds and is calculated daily and paid monthly at the following annual rates: 0.20% of the first $75 million, 0.15% of the next $75 million, 0.10% of the next $75 million, 0.05% of the next $275 million, and 0.03% of the amount over $500 million.

     Certain officers and directors of the Fund are also officers or directors of ISI, Wilshire or ICCC.

     ICCC also provides accounting services to the Fund for which the Fund pays ICCC an annual fee that is calculated daily and paid monthly based on the Fund's average daily net assets.

     ICCC also provides transfer agent services to the Fund for which the Fund pays ICCC a per account fee that is calculated and paid monthly.

     ISI Group, Inc., an affiliate of ISI, provides distribution services to the Fund for which the Fund pays ISI Group Inc., an annual fee that is calculated daily and paid monthly at an annual rate equal to 0.25% of the Fund's average daily net assets.

 NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

C. CAPITAL SHARE TRANSACTIONS -- The Fund is authorized to issue up to 25 million shares of $.001 par value capital stock (20 million ISI Class, 5 million Wilshire Institutional Class). Transactions in shares of the Fund were as follows:

                         FOR THE SIX          FOR THE
                        MONTHS ENDED        YEAR ENDED
                     NOVEMBER 30, 2000 1   MAY 31, 2000
                     -------------------   ------------
Shares sold ............      62,271         463,155
Shares issued to share-
   holders on reinvest-
   ment of dividends ...      28,030         106,906
Shares redeemed ........    (308,187)       (564,237)
                         -----------     -----------
Net increase (decrease)
   in shares
   outstanding .........    (217,886)          5,824
                         ===========     ===========
Proceeds from sales
   of shares ........... $   777,600     $ 5,633,029
Value of reinvested
   dividends ...........     346,726       1,301,589
Cost of shares
   redeemed ............  (3,846,656)     (6,894,103)
                         -----------     -----------
Net increase (decrease)
   from capital share
   transactions ........ $(2,722,330)    $    40,515
                         ===========     ===========

--------------------------------------------------------------------------------
1 Unaudited.

D. INVESTMENT TRANSACTIONS -- Excluding short-term and government obligations, purchases of investment securities aggregated $8,633,525 and sales of investment securities aggregated $7,759,724 for the period ended November 30, 2000.

     On November 30, 2000, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $4,826,501 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $3,795,199.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

   This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

     For more complete information regarding any of the ISI Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-955-7175. Read it carefully before you invest.

                                       ISI
                                    STRATEGY
                                   FUND SHARES

DIRECTORS AND OFFICERS

Edward S. Hyman
CHAIRMAN

R. Alan Medaugh
PRESIDENT

Joseph R. Hardiman
DIRECTOR

Louis E. Levy
DIRECTOR

Carl W. Vogt, Esq.
DIRECTOR

Thomas D. Stevens
VICE PRESIDENT

Carrie L. Butler
VICE PRESIDENT

Edward J. Veilleux
VICE PRESIDENT

Margaret M. Beeler
ASSISTANT VICE PRESIDENT

Keith C. Reilly
ASSISTANT VICE PRESIDENT

Charles A. Rizzo
TREASURER

Felicia A. Emry
SECRETARY

Amy M. Olmert
ASSISTANT SECRETARY

Daniel O. Hirsch
ASSISTANT SECRETARY

INVESTMENT OBJECTIVE
An open-end mutual fund seeking to maximize total return through a combination of long-term growth of capital and current income by actively allocating investments between common stocks of US issuers and United States Treasury securities.

INVESTMENT ADVISOR

ISI, Inc.
535 Madison Avenue, 30th Floor
New York, NY 10022
(800) 955-7175

SHAREHOLDER SERVICING AGENT

Investment Company Capital Corp.
P.O. Box 419426
Kansas City, MO 64141-6426
(800) 882-8585

DISTRIBUTOR

ISI Group, Inc.
535 Madison Avenue, 30th Floor
New York, NY 10022
(800) 955-7175